UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 9	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 12
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	December 29, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on December 29, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account - 12

Prospectus supplement dated December 29, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.
Effective January 2, 2007, the “Capital Preservation Plus Lifetime Income Option” subsection, found on page 24 is amended by adding the following paragraph to the “Withdrawal Phase of the CPP Lifetime Income Option” section:

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base. Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

2.	The “Purchase Payments Credits” subsection of the “Operation of the Contract” section is amended by adding the following:

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the contract owner’s household. In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

3.
The “Lump Sum” subsection of the “Contract Owner Services” is hereby deleted. In addition, references to this subsection contained under the “Surrender (Redemption) Prior to Annuitization” section and the “Death Benefit Payment” subsection are also hereby deleted.

4.	The "Legal Proceedings" section is hereby deleted, and will be replaced with the following:

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs as well as recordkeeping and retention compliance by broker/dealers. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through February 2, 2006, the date the Class was certified. The parties are currently engaged in discovery. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiffs’ complaint. On June 30, 2006, the plaintiff filed a notice with the Fourth Circuit Court of Appeals of its intent to appeal the District Court’s decision. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide motion for summary judgment on all grounds and dismissed the plaintiffs’ entire case with prejudice. On June 26, 2006, the plaintiff filed a notice with the Fifth Circuit Court of Appeals of its intent to appeal the District Court’s decision. Nationwide continues to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. On July 27, 2004, the court granted the motion to dismiss. On June 7, 2006, the Ninth Circuit Court of Appeals affirmed the District Court’s granting of the motion to dismiss. The time for the plaintiff to seek reconsideration by the appellate court or petition the U.S. Supreme Court for review has expired.On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under the Employee Retirement Income Security Act of 1974, as amended (ERISA), that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Nationwide Life Insurance Company
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-12
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 49. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-221-1100 (TDD 1-800-238-3035) or write

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin Ohio, 43017-5122

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this product can be found at www.waddell.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The following is a list of the underlying mutual funds available under the contract.

W&R Target Funds, Inc.
•	Asset Strategy Portfolio*
•	Balanced Portfolio
•	Bond Portfolio*
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Energy Portfolio
•	Global Natural Resources Portfolio
•	Growth Portfolio
•	High Income Portfolio*
•	International Growth Portfolio
•	International Value Portfolio
•	Limited-Term Bond Portfolio
•	Micro Cap Growth Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Real Estate Securities Portfolio
•	Science and Technology Portfolio
•	Small Cap Growth Portfolio
•	Small Cap Value Portfolio
•	Value Portfolio

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-12 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

1

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide's general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Net Asset Value- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

Valuation period- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

Variable account- Nationwide Variable Account-12, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	8
Purpose of the contract
Minimum Initial and Subsequent Purchase Payments
Credit on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Freelook
Condensed Financial Information	10
Financial Statements	10
Nationwide Life Insurance Company	10
General Distributor	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	13
Distributions, Promotional and Sales Expenses
Underlying Mutual Funds
Profitabilty
Standard Charges and Deductions	14
Variable Account Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	17
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Removal of Variable Account Charges	29
Ownership and Interests in the Contract	30
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	31
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Restrictions

3

Table of Contents (continued)	Page
Right to Examine and Cancel	35
Surrender (Redemption) Prior to Annuitization	35
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	36
Surrenders Under Certain Plan Types	36
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	37
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	38
Contract Owner Services	38
Asset Rebalancing
Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payment
Death Benefits	40
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	44
Annuitizing the Contract	44
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	46
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	46
Legal Proceedings	47
Advertising	49
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	49
Appendix A: Underlying Mutual Funds	50
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	58

4

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Variable Account Charge	1.25%
Death Benefit Options (an applicant may purchase one of four available death benefit options as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.05% 1.30%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.15% 1.40%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.30% 1.55%
(continued on next page)

______________________

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each sub-account, the fixed account, and the Guaranteed Term Options based on the value in each option as compared to the total contract value.
5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

5

Recurring Contract Expenses (continued)
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%[1] 1.65%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.10% 1.35%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[2] 1.60%
Extra Value Options (an applicant may purchase one of two available extra value options)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.50%.
0.50%[3] 1.75%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.60%.
0.60%[4] 1.85%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.[5]
1.00%[6] 2.25%
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[7] 1.75%

_______________________

1 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
2 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
3 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.
4 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 4% Extra Value Option.
5 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.
6 The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2007. Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available if any of the following optional benefits are elected: the 3% Extra Value Option, the 4% Extra Value Option, or the Capital Preservation Plus Option. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.
7 If the option is still available, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

6

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.25%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
Capital Preservation Plus Lifetime Income Option	1.00%
Maximum Possible Total Variable Account Charges	3.70%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2005 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)	0.79%	2.16%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.16%)	1,388	2,600	3,679	6,196	668	1,970	3,229	6,196	*	1,970	3,229	6,196
Minimum Total Underlying Mutual Fund Operating Expenses (0.79%)	1,244	2,198	3,057	5,183	524	1,568	2,607	5,183	*	1,568	2,607	5,183
*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

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Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity	$1,000	$1,000

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the 3% Extra Value Option or the 4% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining annuity contracts.

Contract Maintenance Charge

A $50 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract. If, on any contract anniversary (or on the date of a full surrender) the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

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Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect one of four death benefit options at the time of application, as follows:

Death Benefit Options	Charge*
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option**	0.40%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

**The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application. If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract. The Beneficiary Protector II Option may only be elected at the time of application and the annuitant under the contract must be age 75 or younger at the time of application. If the contract owner elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. In addition to the charge assessed against the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of two extra value options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.50%
4% Extra Value Option	0.60%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

In addition to the charge assessed against the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the extra value option elected. For both extra value options, Nationwide will discontinue deducting the extra value option charges 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2007 Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of election. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 3% Extra Value Option, the 4% Extra Value Option, or the Capital Preservation Plus Option.

If an applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the extra value options are assessed for the first 8 contract years. Therefore, if a contract owner that elected an extra value option annuitizes before the end of the

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8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see Appendix C and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

General Distributor

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 2001 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect

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their contract. Not all of the underlying mutual funds are available in every state. Additionally, some optional benefits available under the contract limit the list of the underlying mutual funds available in connection with that option.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs. Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with the extra value options will not be assessed after the end of the 8th contract year.

**Currently, the GTO charge associated with this option is 0.60%.

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The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the GTOs.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same. Target Term Options are managed and administered identically to GTOs. The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period
The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit. If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option

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component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*

*The fixed account charge associated with the extra value options will not be assessed after the end of the 8th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. The process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures desgined to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is

13

based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $50 on each contract anniversary that occurs before annuitization and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	7%
3	7%
4	6%
5	5%
6	4%
7	2%
8	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option (if elected) are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 18).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 18); or

(3)	from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

a)	the contract value at the close of the day prior to the date of the withdrawal; and

b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

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(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Disability Waiver

The contract includes a Disability Waiver at no additional charge.

Under this provision, no CDSC will be charged if the contract owner becomes disabled at any time after contract issuance, but prior to reaching age 65. For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal. Nationwide may require proof of disability prior to waiving CDSC under this waiver. Once this waiver is invoked, no additional purchase payments may be applied to the contract.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

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•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	surrenders of accumulation units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the extra value options are assessed for the first 8 contract years. Therefore, if a contract owner that elected an extra value option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options to replace the standard death benefit. The charges associated with these options will be assessed until annuitization and are assessed on variable account allocations only.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, an applicant can elect the Five-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 40.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)  (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 40.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)(a)	if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to

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pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 40.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less,the death benefit will generally be the greatest of:

(1) (a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (5% annual compound interest applied to adjusted purchase payments).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 40.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.

The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)
Both spouses must be age 85 or younger at the time the contract is issued (if the contract owner elects the Combination Enhanced Death Benefit Option, both spouses must be 80 or younger at the time the contract is issued);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as the contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If the co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

The charge associated with this option is assessed on variable account allocations only.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Once elected, the Beneficiary Protector II Option may not be revoked. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

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The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

a =  the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =  purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

Extra Value Options

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 8 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)	Nationwide may take back or "recapture" all or part of the

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amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

An extra value option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.50% of the daily net assets of the variable account, a contract owner can elect the 3% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.50%. After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested. In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.60% of the daily net assets of the variable account, a contract owner can elect the 4% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.60%. After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the extra value option if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is subject to a CDSC before the end of the 7th contract year.

The amount of the extra value credit recaptured under the circumstances listed above is determined based on a vesting schedule. The longer a contract owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture part or all of the amount credited to the contract under this option, according to the following vesting/recapture schedules:

Vesting and Recapture Schedule for
3% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	3% (or all of the credit)
2	1%	2% (or 2/3 of the credit)
3	1%	2% (or 2/3 of the credit)
4	2%	1% (or 1/3 of the credit)
5	2%	1% (or 1/3 of the credit)
6	2%	1% (or 1/3 of the credit)
7	2%	1% (or 1/3 of the credit)
8 and thereafter	3% (fully vested)	0%

Vesting and Recapture Schedule for

4% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	4% (or all of the credit)
2	1%	3% (or 3/4 of the credit)
3	1%	3% (or 3/4 of the credit)
4	2%	2% (or 1/2 of the credit)
5	2%	2% (or 1/2 of the credit)
6	2%	2% (or 1/2 of the credit)
7	2%	2% (or 1/2 of the credit)
8 and thereafter	4% (fully vested)	0%

For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000. In contract year 4, Ms. R takes a full

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surrender. For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full surrender is $2,000.

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the surrender is taken, according to the recapture schedules indicated above.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In contract year 2, Mr. X takes a $20,000 surrender. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the surrender subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $200. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture. If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.

Nationwide will not recapture credits under the extra value option under the following circumstances:

(1)	If the withdrawal is not subject to a CDSC;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th contract year.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

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Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a GTO, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option. Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective. The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

The following underlying mutual funds (and the fixed account) are the only investment options available for the Non-Guaranteed Term Option component during the CPP program period:

W&R Target Funds, Inc.
•	Asset Strategy Portfolio
•	Balanced Portfolio
•	Bond Portfolio
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Growth Portfolio
•	Limited-Term Bond Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Value Portfolio

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the GTO. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

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Transfers During the CPP Program Period

Transfers to and from the GTO are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered, for purposes of other benefits under the contract, earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of this benefit changes some of the terms of the CPP Lifetime Income Option. Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2007 the CPP Lifetime Income Option may be elected at the time of application or within the first 60 days after the contract is

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issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option or either of the extra value options are elected, and may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option. Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner

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may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal

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phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. For specific information about rights of succession please consult with your registred representative or call Nationwide Service Center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit. This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted. The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted. After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date. The CPP program period's ending does not automatically terminate the option. However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection). As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option. The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase. Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period. Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit. This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date. At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period. Instead, the contract owner will be required to reallocate the contract value into certain limited investment options. The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked. The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit. If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

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Immediate withdrawals are subject to the applicable CDSC provisions of the contract. If taken prior to age 59½, the withdrawals could incur a penalty tax. Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit. A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide. Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base. Note: A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends. In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date. The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner. Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period. An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available. The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit. If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option. Note: If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit. The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked). The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000. If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000). The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal. After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide. Nationwide will process the request based upon the election of the withdrawal benefit. Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment. Market value adjustments are applied to the contract value and not the amount of the withdrawal request. Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment. Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit). The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request. Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000. Contract value also includes any market value adjustments. The impact of the gross surrender request is:

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Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit. This reduction could be significant. Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base. The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1) The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2) Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus). Application of a CDSC could result in the gross surrender being greater than 6%. For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit. If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount. In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit. A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus). The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base). In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract. The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last? A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value. The number of years will depend on the amount and frequency of the withdrawals taken. For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero. Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero? If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit. Surrenders can still be taken subject to the CDSC provisions of the contract. The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value? If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero. Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals,

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Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period. Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period"). Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account. Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force. If by the terms of the contract the death of the contract owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero. If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract. In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after a surrender. A subsequent surrender under such circumstances could result in a loss that may be deductible. Please consult a qualified tax advisor.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.75% for the first 8 contract years. At the end of that period, the contract will be re-rated, and the 0.50% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.75% will have a lower unit value than sub-account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

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Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner's spouse);

•	contingent owner;

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•	annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	co-annuitant (must be the annuitant's spouse);

•	joint annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity	$1,000	$1,000

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an extra value option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
-	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this

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point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

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(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.25% to 3.70% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfers Prior to Annuitization

Prior to annuitization, a contract owner is permitted 20 "transfer events" each calendar year without restriction. A "transfer event" is any valuation period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a contract owner moves contract value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail. Nationwide will reset the transfer limit each January 1st. The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program. If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

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Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.
After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of

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multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within a specified number of days after the date of the allocation to the sub-account. Such fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies. Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund’s assets.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected an extra value option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If an extra value option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the extra value option. No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

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Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•
a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

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Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
Up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and

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will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the W&R Target Funds, Inc. - Money Market Portfolio to any other underlying

38

mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events and do not count towards the annual 20 transfer event limit. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discreation of, Nationwide or its affiliate, if applicable.

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For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the “Lump Sum Payments” subsection of “Contract Owner Services” for more information. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the beneficiary elects to receive the death benefit as a lump sum payment, we may transfer that amount to the general account and issue the beneficiary a draft book. The beneficiary can write one draft for total payment of the death benefit, or keep the money in the general account and write drafts as needed. Nationwide will credit interest at a rate determined periodically in its sole discretion. For federal income tax purposes, the beneficiary will be deemed to have received the lump sum payment on transfer of the death benefit amount to the general account. The interest will be taxable to the beneficiary in the tax year that it is credited. If the beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the beneficiary.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or one of the three available death benefit options that are offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

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Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greater of:

(1)(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The contract value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2) the total of all purchase payments, less an adjustment for amounts surrendered.

The contract value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, an applicant can elect the Five-Year Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

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(3) the highest contract value on any 5-year contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

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One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)  (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4) the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

• the age (or date) specified in your contract; or

• the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

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Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.

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The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume

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regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are Nationwide: any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison

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County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

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Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement ("DOE") settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies. The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr. The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges. Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million. Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions. Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action. Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

49

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

W&R Target Funds, Inc. - Asset Strategy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

W&R Target Funds, Inc. - Balanced Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

W&R Target Funds, Inc. - Bond Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

W&R Target Funds, Inc. - Core Equity Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

W&R Target Funds, Inc. - Dividend Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long-term capital growth.

W&R Target Funds, Inc. - Energy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

W&R Target Funds, Inc. - Global Natural Resources Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-Adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - High Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High current income with secondary objective of capital growth.

W&R Target Funds, Inc. - International Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

W&R Target Funds, Inc. - International Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Limited-Term Bond Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income consistent with preservation of capital.

50

W&R Target Funds, Inc. - Micro Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

W&R Target Funds, Inc. - Mid Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

W&R Target Funds, Inc. - Money Market Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

W&R Target Funds, Inc. - Mortgage Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	A high level of current income consistent with prudent investment risk.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

W&R Target Funds, Inc. - Science and Technology Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Small Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

W&R Target Funds, Inc. - Small Cap Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Black Rock Financial Management, Inc.
Investment Objective:	Long-term accumulation of capital.

W&R Target Funds, Inc. - Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

51

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.25%) and contracts with all optional benefits available on December 31, 2005 (the maximum variable account charge of 3.70%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:  1-866-221-1100, TDD 1-800-238-3035
writing:  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at: www.waddell.com

W & R Target Funds. Inc. - Energy Portfolio was added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.265498	22.65%	47,455	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

52

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.954510	9.995731	0.41%	196,840	2005
	10.000000	9.954510	-0.45%	119,830	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.340809	13.41%	21,078	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.943467	10.064012	1.21%	78,920	2005
	10.000000	9.943467	-0.57%	42,441	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.217999	10.292017	0.72%	51,891	2005
	10.000000	10.217999	2.18%	6,222	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

53

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

54

No Optional Benefits Elected (Total 3.70%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.000000	11.632479	16.32%	0	2005*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.000000	10.185042	1.85%	0	2005*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.000000	9.807463	-1.93%	0	2005*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.000000	10.429113	4.29%	0	2005*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.000000	10.871534	8.72%	0	2005*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.088081	20.88%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	10.000000	10.883040	8.83%	0	2005*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.000000	9.825031	-1.75%	0	2005*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.000000	11.333603	13.34%	0	2005*

55

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.000000	10.559678	5.60%	0	2005*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.000000	9.847968	-1.52%	0	2005*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.000000	11.954418	19.54%	0	2005*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.176674	11.77%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.000000	9.887873	-1.12%	0	2005*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.000000	9.846613	-1.53%	0	2005*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	10.000000	11.402625	14.03%	0	2005*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.000000	11.525126	15.25%	0	2005*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.000000	10.902256	9.02%	0	2005*

56

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ
	10.000000	10.296423	2.96%	0	2005*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.000000	9.987051	-0.13%	0	2005*

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)
Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC; and the difference between:

(a)	the contract value at the close of the day before the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a charitable reminder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Investment-Only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure

58

distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire balance in the contract within a required statutory period.

Simplified Employee Pension IRAs ("SEP IRAs")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the contract value.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Tax Sheltered Annuities (Non-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of

59

the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the contract value

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

60

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

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The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans;

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

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(1)	the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2)	the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this

63

prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-221-1100, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-12 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the mutual funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund, (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-12 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. No underwriting commissions were paid by Nationwide to Waddell & Reed, Inc.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2005. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

W & R Target Funds. Inc. - Energy Portfolio was added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.265498	22.65%	47,455	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.954510	9.995731	0.41%	196,840	2005
	10.000000	9.954510	-0.45%	119,830	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.340809	13.41%	21,078	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.943467	10.064012	1.21%	78,920	2005
	10.000000	9.943467	-0.57%	42,441	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.217999	10.292017	0.72%	51,891	2005
	10.000000	10.217999	2.18%	6,222	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.886371	13.353622	22.66%	70,770	2005
	10.000000	10.886371	8.86%	29,480	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.489659	10.872817	3.65%	26,359	2005
	10.000000	10.489659	4.90%	16,391	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.108444	10.138460	0.30%	49,249	2005
	10.000000	10.108444	1.08%	12,026	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.740386	11.555936	7.59%	61,928	2005
	10.000000	10.740386	7.40%	29,820	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.709162	11.947717	11.57%	19,361	2005
	10.000000	10.709162	7.09%	10,043	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.261894	22.62%	8,498	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.892431	10.860638	9.79%	98,979	2005
	10.000000	9.892431	-1.08%	56,100	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.769402	10.900319	1.22%	22,967	2005
	10.000000	10.769402	7.69%	9,799	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.351885	12.455478	9.72%	13,757	2005
	10.000000	11.351885	13.52%	4,543	2004*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.779119	12.392128	14.96%	55,747	2005
	10.000000	10.779119	7.79%	41,907	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.950313	9.986466	0.36%	22,059	2005
	10.000000	9.950313	-0.50%	13,778	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.371224	12.372955	19.30%	12,475	2005
	10.000000	10.371224	3.71%	5,258	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.337478	13.37%	3,334	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.938431	10.053835	1.16%	8,574	2005
	10.000000	9.938431	-0.62%	6,487	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.215868	10.284679	0.67%	5,601	2005
	10.000000	10.215868	2.16%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.377794	13.540583	9.39%	20,800	2005
	10.000000	12.377794	23.78%	150	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.741020	12.430062	15.73%	50,748	2005
	10.000000	10.741020	7.41%	17,014	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.684256	11.904373	11.42%	50,801	2005
	10.000000	10.684256	6.84%	19,770	2004*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.798951	11.101288	2.80%	13,653	2005
	10.000000	10.798951	7.99%	6,396	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.787081	11.118182	3.07%	43,921	2005
	10.000000	10.787081	7.87%	24,547	2004*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.881785	13.341280	22.60%	66,807	2005
	10.000000	10.881785	8.82%	48,499	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.485223	10.862729	3.60%	27,811	2005
	10.000000	10.485223	4.85%	15,479	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.104181	10.129070	0.25%	38,962	2005
	10.000000	10.104181	1.04%	28,007	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.735848	11.545220	7.54%	35,505	2005
	10.000000	10.735848	7.36%	25,261	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.704636	11.936658	11.51%	21,669	2005
	10.000000	10.704636	7.05%	11,266	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.258287	22.58%	2,134	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.888249	10.850570	9.73%	102,256	2005
	10.000000	9.888249	-1.12%	69,658	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.764854	10.890211	1.16%	44,039	2005
	10.000000	10.764854	7.65%	28,729	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.347098	12.443945	9.67%	33,914	2005
	10.000000	11.347098	13.47%	21,530	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.774571	12.380643	14.91%	20,523	2005
	10.000000	10.774571	7.75%	13,567	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.946113	9.977202	0.31%	13,941	2005
	10.000000	9.946113	-0.54%	8,626	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.366838	12.361492	19.24%	20,613	2005
	10.000000	10.366838	3.67%	7,023	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.334146	13.34%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.933398	10.043668	1.11%	7,452	2005
	10.000000	9.933398	-0.67%	6,371	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.213735	10.277340	0.62%	19,750	2005
	10.000000	10.213735	2.14%	1,609	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.375222	13.530925	9.34%	6,226	2005
	10.000000	12.375222	23.75%	681	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.736477	12.418537	15.67%	43,844	2005
	10.000000	10.736477	7.36%	26,758	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.679735	11.893329	11.36%	27,255	2005
	10.000000	10.679735	6.80%	18,055	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.794386	11.090988	2.75%	35,444	2005
	10.000000	10.794386	7.94%	18,535	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.782518	11.107867	3.02%	76,033	2005
	10.000000	10.782518	7.83%	48,728	2004*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.877179	13.328880	22.54%	287,019	2005
	10.000000	10.877179	8.77%	140,189	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.480806	10.852673	3.55%	140,398	2005
	10.000000	10.480806	4.81%	74,784	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.099912	10.119669	0.20%	159,627	2005
	10.000000	10.099912	1.00%	82,053	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.731311	11.534505	7.48%	214,432	2005
	10.000000	10.731311	7.31%	119,052	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.700118	11.925581	11.45%	149,625	2005
	10.000000	10.700118	7.00%	82,219	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.254682	22.55%	56,876	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.884076	10.840502	9.68%	306,776	2005
	10.000000	9.884076	-1.16%	185,150	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.760313	10.880121	1.11%	127,413	2005
	10.000000	10.760313	7.60%	71,527	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.342302	12.432400	9.61%	81,884	2005
	10.000000	11.342302	13.42%	27,718	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.770016	12.369159	14.85%	56,205	2005
	10.000000	10.770016	7.70%	27,600	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.941903	9.967945	0.26%	63,998	2005
	10.000000	9.941903	-0.58%	43,967	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.362461	12.350031	19.18%	45,909	2005
	10.000000	10.362461	3.62%	24,993	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.330819	13.31%	24,213	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.928364	10.033503	1.06%	60,604	2005
	10.000000	9.928364	-0.72%	58,505	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.211601	10.269994	0.57%	42,832	2005
	10.000000	10.211601	2.12%	8,859	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.372627	13.521259	9.28%	77,123	2005
	10.000000	12.372627	23.73%	19,411	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.731942	12.407020	15.61%	187,578	2005
	10.000000	10.731942	7.32%	117,157	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.675229	11.882298	11.31%	100,343	2005
	10.000000	10.675229	6.75%	52,406	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.789832	11.080717	2.70%	96,336	2005
	10.000000	10.789832	7.90%	46,349	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.777974	11.097565	2.97%	239,298	2005
	10.000000	10.777974	7.78%	127,754	2004*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	12.290595	15.045664	22.42%	241,988	2005
	11.013107	12.290595	11.60%	105,995	2004

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.651100	13.086714	3.44%	112,837	2005
	11.790268	12.651100	7.30%	68,581	2004

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.649046	10.659089	0.09%	118,688	2005
	10.407372	10.649046	2.32%	62,324	2004

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	12.553822	13.479782	7.38%	141,679	2005
	11.631880	12.553822	7.93%	81,480	2004

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.813502	12.039763	11.34%	128,231	2005
	9.983448	10.813502	8.31%	62,894	2004

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.247478	22.47%	71,851	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	12.180440	13.345578	9.57%	268,596	2005
	11.970044	12.180440	1.76%	185,219	2004

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.073034	13.205219	1.01%	118,861	2005
	12.080557	13.073034	8.22%	60,932	2004

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	13.082570	14.325420	9.50%	80,380	2005
	10.826540	13.082570	20.84%	25,019	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	13.453864	15.435888	14.73%	65,170	2005
	11.981428	13.453864	12.29%	36,771	2004

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.317273	10.333842	0.16%	46,740	2005
	10.308063	10.317273	0.09%	35,079	2004

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.890358	12.966064	19.06%	51,015	2005
	10.046461	10.890358	8.40%	14,091	2004

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.324149	13.24%	21,258	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.803676	9.897476	0.96%	16,278	2005
	9.884439	9.803676	-0.82%	27,544	2004

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.207325	10.255309	0.47%	33,871	2005
	10.000000	10.207325	2.07%	5,815	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.367457	13.501937	9.17%	97,560	2005
	10.000000	12.367457	23.67%	24,661	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	14.704232	16.982126	15.49%	143,655	2005
	12.841368	14.704232	14.51%	79,285	2004

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	15.622012	17.370865	11.19%	86,475	2005
	13.876442	15.622012	12.58%	43,025	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	12.239257	12.556513	2.59%	104,734	2005
	10.802922	12.239257	13.30%	45,734	2004

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.244230	14.651796	2.86%	165,167	2005
	12.607472	14.244230	12.98%	89,955	2004

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.863389	13.291807	22.35%	85,785	2005
	10.000000	10.863389	8.63%	34,325	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.467514	10.822453	3.39%	30,356	2005
	10.000000	10.467514	4.68%	4,284	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.087111	10.091515	0.04%	43,206	2005
	10.000000	10.087111	0.87%	8,808	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.717718	11.502428	7.32%	25,494	2005
	10.000000	10.717718	7.18%	10,540	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.686558	11.892408	11.28%	43,469	2005
	10.000000	10.686558	6.87%	19,940	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.243870	22.44%	7,192	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.871540	10.810334	9.51%	44,840	2005
	10.000000	9.871540	-1.28%	17,197	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.746685	10.849842	0.96%	50,276	2005
	10.000000	10.746685	7.47%	24,814	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.327932	12.397816	9.44%	29,283	2005
	10.000000	11.327932	13.28%	5,146	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.756357	12.334743	14.67%	13,746	2005
	10.000000	10.756357	7.56%	3,169	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.929300	9.940202	0.11%	14,342	2005
	10.000000	9.929300	-0.71%	6,471	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.349311	12.315672	19.00%	7,102	2005
	10.000000	10.349311	3.49%	387	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.320806	13.21%	2,259	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.913259	10.003040	0.91%	2,968	2005
	10.000000	9.913259	-0.87%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.205190	10.247977	0.42%	23,411	2005
	10.000000	10.205190	2.05%	8,896	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.364878	13.492294	9.12%	29,220	2005
	10.000000	12.364878	23.65%	8,105	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.718332	12.372492	15.43%	40,090	2005
	10.000000	10.718332	7.18%	11,140	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.661688	11.849247	11.14%	19,285	2005
	10.000000	10.661688	6.62%	6,475	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.776155	11.049879	2.54%	39,859	2005
	10.000000	10.776155	7.76%	9,461	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.764313	11.066692	2.81%	58,883	2005
	10.000000	10.764313	7.64%	17,131	2004*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.858799	13.279477	22.29%	2,916	2005
	10.000000	10.858799	8.59%	2,235	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.463080	10.812397	3.34%	0	2005
	10.000000	10.463080	4.63%	0	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.082836	10.082121	-0.01%	1,935	2005
	10.000000	10.082836	0.83%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.713177	11.491737	7.27%	4,421	2005
	10.000000	10.713177	7.13%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.682033	11.881350	11.23%	2,096	2005
	10.000000	10.682033	6.82%	2,228	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.240271	22.40%	584	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.867359	10.800291	9.45%	6,549	2005
	10.000000	9.867359	-1.33%	2,565	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.742128	10.839746	0.91%	5,058	2005
	10.000000	10.742128	7.42%	1,406	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.323140	12.386297	9.39%	0	2005
	10.000000	11.323140	13.23%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.751810	12.323286	14.62%	1,567	2005
	10.000000	10.751810	7.52%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.925101	9.930971	0.06%	329	2005
	10.000000	9.925101	-0.75%	312	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.344928	12.304225	18.94%	1,240	2005
	10.000000	10.344928	3.45%	1,032	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.317461	13.17%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.908224	9.992896	0.85%	0	2005
	10.000000	9.908224	-0.92%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.203049	10.240640	0.37%	0	2005
	10.000000	10.203049	2.03%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.362288	13.482646	9.06%	1,646	2005
	10.000000	12.362288	23.62%	1,247	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.713795	12.361004	15.37%	1,300	2005
	10.000000	10.713795	7.14%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.657176	11.838237	11.08%	490	2005
	10.000000	10.657176	6.57%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.771587	11.039613	2.49%	329	2005
	10.000000	10.771587	7.72%	313	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.759749	11.056402	2.76%	1,188	2005
	10.000000	10.759749	7.60%	310	2004*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.854199	13.267127	22.23%	148,085	2005
	10.000000	10.854199	8.54%	77,577	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.458657	10.802354	3.29%	56,694	2005
	10.000000	10.458657	4.59%	42,011	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.078564	10.072747	-0.06%	51,687	2005
	10.000000	10.078564	0.79%	15,166	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.708638	11.481042	7.21%	76,194	2005
	10.000000	10.708638	7.09%	51,785	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.677507	11.870306	11.17%	90,106	2005
	10.000000	10.677507	6.78%	45,208	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.236657	22.37%	23,757	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.863176	10.790246	9.40%	204,441	2005
	10.000000	9.863176	-1.37%	126,272	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.737584	10.829687	0.86%	71,872	2005
	10.000000	10.737584	7.38%	43,025	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.318339	12.374769	9.33%	69,156	2005
	10.000000	11.318339	13.18%	23,131	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.747252	12.311824	14.56%	39,617	2005
	10.000000	10.747252	7.47%	23,213	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.920899	9.921737	0.01%	19,599	2005
	10.000000	9.920899	-0.79%	14,842	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.340546	12.292790	18.88%	31,234	2005
	10.000000	10.340546	3.41%	13,189	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.314133	13.14%	16,307	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.903189	9.982757	0.80%	8,247	2005
	10.000000	9.903189	-0.97%	4,550	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.200913	10.233317	0.32%	20,035	2005
	10.000000	10.200913	2.01%	5,656	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.359706	13.472997	9.01%	27,510	2005
	10.000000	12.359706	23.60%	6,968	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.709265	12.349507	15.32%	120,803	2005
	10.000000	10.709265	7.09%	51,692	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.652666	11.827235	11.03%	66,464	2005
	10.000000	10.652666	6.53%	36,363	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.767029	11.029344	2.44%	71,680	2005
	10.000000	10.767029	7.67%	45,978	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.755200	11.046138	2.71%	128,205	2005
	10.000000	10.755200	7.55%	84,756	2004*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.849605	13.254788	22.17%	0	2005
	10.000000	10.849605	8.50%	0	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.454222	10.792309	3.23%	0	2005
	10.000000	10.454222	4.54%	0	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.074295	10.063376	-0.11%	0	2005
	10.000000	10.074295	0.74%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.704103	11.470368	7.16%	0	2005
	10.000000	10.704103	7.04%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.672988	11.859263	11.11%	0	2005
	10.000000	10.672988	6.73%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.233048	22.33%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.858991	10.780205	9.34%	0	2005
	10.000000	9.858991	-1.41%	0	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.733033	10.819604	0.81%	0	2005
	10.000000	10.733033	7.33%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.313543	12.363265	9.28%	0	2005
	10.000000	11.313543	13.14%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.742710	12.300381	14.50%	0	2005
	10.000000	10.742710	7.43%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.916693	9.912507	-0.04%	3,241	2005
	10.000000	9.916693	-0.83%	3,643	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.336158	12.281355	18.82%	0	2005
	10.000000	10.336158	3.36%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.310791	13.11%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.898154	9.972621	0.75%	0	2005
	10.000000	9.898154	-1.02%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.198772	10.225962	0.27%	0	2005
	10.000000	10.198772	1.99%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.357120	13.463339	8.95%	0	2005
	10.000000	12.357120	23.57%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.704721	12.338022	15.26%	0	2005
	10.000000	10.704721	7.05%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.648149	11.816235	10.97%	0	2005
	10.000000	10.648149	6.48%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.762459	11.019082	2.38%	0	2005
	10.000000	10.762459	7.62%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.750637	11.035850	2.65%	0	2005
	10.000000	10.750637	7.51%	0	2004*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.844998	13.242455	22.11%	283,573	2005
	10.000000	10.844998	8.45%	156,695	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.449787	10.782248	3.18%	210,763	2005
	10.000000	10.449787	4.50%	124,115	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.070023	10.054002	-0.16%	102,825	2005
	10.000000	10.070023	0.70%	58,894	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.699556	11.459681	7.10%	270,825	2005
	10.000000	10.699556	7.00%	154,738	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.668454	11.848218	11.06%	147,185	2005
	10.000000	10.668454	6.68%	89,554	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.229450	22.29%	19,980	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.854811	10.770164	9.29%	570,595	2005
	10.000000	9.854811	-1.45%	403,720	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.728483	10.809529	0.76%	87,538	2005
	10.000000	10.728483	7.28%	35,360	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.308752	12.351758	9.22%	28,349	2005
	10.000000	11.308752	13.09%	12,521	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.738149	12.288922	14.44%	27,153	2005
	10.000000	10.738149	7.38%	14,246	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.912497	9.903286	-0.09%	59,492	2005
	10.000000	9.912497	-0.88%	46,412	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.331777	12.269927	18.76%	28,477	2005
	10.000000	10.331777	3.32%	17,508	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.307455	13.07%	14,347	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.893120	9.962493	0.70%	25,944	2005
	10.000000	9.893120	-1.04%	11,736	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.196629	10.218644	0.22%	14,116	2005
	10.000000	10.196629	1.97%	10,053	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.354526	13.453700	8.90%	26,744	2005
	10.000000	12.354526	23.55%	7,304	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.700187	12.326552	15.20%	73,445	2005
	10.000000	10.700187	7.00%	35,530	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.643628	11.805225	10.91%	45,622	2005
	10.000000	10.643628	6.44%	27,208	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.757894	11.008824	2.33%	51,041	2005
	10.000000	10.757894	7.58%	21,866	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.746076	11.025583	2.60%	289,709	2005
	10.000000	10.746076	7.46%	221,769	2004*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.840403	13.230130	22.04%	20,227	2005
	10.000000	10.840403	8.40%	14,327	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.445365	10.772217	3.13%	22,626	2005
	10.000000	10.445365	4.45%	9,812	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.065754	10.044654	-0.21%	7,503	2005
	10.000000	10.065754	0.66%	6,844	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.695027	11.449027	7.05%	25,014	2005
	10.000000	10.695027	6.95%	19,844	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.663933	11.837187	11.00%	7,059	2005
	10.000000	10.663933	6.64%	5,553	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.225828	22.26%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.850644	10.760148	9.23%	88,238	2005
	10.000000	9.850644	-1.49%	82,218	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.723941	10.799469	0.70%	0	2005
	10.000000	10.723941	7.24%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.303958	12.340254	9.17%	0	2005
	10.000000	11.303958	13.04%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.733590	12.277482	14.38%	0	2005
	10.000000	10.733590	7.34%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.908293	9.894061	-0.14%	2,173	2005
	10.000000	9.908293	-0.92%	1,616	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.327389	12.258504	18.70%	0	2005
	10.000000	10.327389	3.27%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.304117	13.04%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.888086	9.952370	0.65%	0	2005
	10.000000	9.888086	-1.12%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.194486	10.211304	0.16%	0	2005
	10.000000	10.194486	1.94%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.351936	13.444055	8.84%	0	2005
	10.000000	12.351936	23.52%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.695639	12.315049	15.14%	1,379	2005
	10.000000	10.695639	6.96%	1,379	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.639112	11.794236	10.86%	1,624	2005
	10.000000	10.639112	6.39%	1,625	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.753333	10.998567	2.28%	268	2005
	10.000000	10.753333	7.53%	269	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.741527	11.015308	2.55%	33,693	2005
	10.000000	10.741527	7.42%	30,560	2004*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.835813	13.217823	21.98%	312,465	2005
	10.000000	10.835813	8.36%	31,094	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.440925	10.762180	3.08%	90,287	2005
	10.000000	10.440925	4.41%	24,241	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.061487	10.035288	-0.26%	76,430	2005
	10.000000	10.061487	0.61%	12,667	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.690476	11.438337	7.00%	234,209	2005
	10.000000	10.690476	6.90%	22,845	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.659419	11.826181	10.95%	145,592	2005
	10.000000	10.659419	6.59%	9,637	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.222219	22.22%	2,093	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.846444	10.750100	9.18%	357,033	2005
	10.000000	9.846444	-1.54%	50,403	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.719395	10.789406	0.65%	8,089	2005
	10.000000	10.719395	7.19%	3,203	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.299160	12.328771	9.11%	6,555	2005
	10.000000	11.299160	12.99%	2,601	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.729036	12.266044	14.33%	9,184	2005
	10.000000	10.729036	7.29%	6,314	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.904083	9.884830	-0.19%	39,604	2005
	10.000000	9.904083	-0.96%	14,925	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.323000	12.247075	18.64%	2,436	2005
	10.000000	10.323000	3.23%	854	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.300782	13.01%	72,504	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.883051	9.942254	0.60%	54,083	2005
	10.000000	9.883051	-1.17%	11,763	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.192346	10.203975	0.11%	44,215	2005
	10.000000	10.192346	1.92%	506	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.349343	13.434409	8.79%	4,913	2005
	10.000000	12.349343	23.49%	2,011	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.691105	12.303593	15.08%	15,422	2005
	10.000000	10.691105	6.91%	11,057	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.634594	11.783245	10.80%	10,417	2005
	10.000000	10.634594	6.35%	7,634	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.748772	10.988323	2.23%	8,498	2005
	10.000000	10.748772	7.49%	6,955	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.736971	11.005056	2.50%	280,440	2005
	10.000000	10.736971	7.37%	33,347	2004*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.831206	13.205502	21.92%	167,734	2005
	10.000000	10.831206	8.31%	85,801	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.436492	10.752145	3.02%	99,480	2005
	10.000000	10.436492	4.36%	64,177	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.057219	10.025939	-0.31%	38,829	2005
	10.000000	10.057219	0.57%	32,843	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.685943	11.427682	6.94%	156,851	2005
	10.000000	10.685943	6.86%	78,751	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.654894	11.815157	10.89%	133,684	2005
	10.000000	10.654894	6.55%	82,765	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.218605	22.19%	89	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.842260	10.740073	9.12%	305,484	2005
	10.000000	9.842260	-1.58%	186,333	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.714851	10.779362	0.60%	16,169	2005
	10.000000	10.714851	7.15%	14,000	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.294362	12.317269	9.06%	7,922	2005
	10.000000	11.294362	12.94%	6,445	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.724482	12.254611	14.27%	7,671	2005
	10.000000	10.724482	7.24%	6,836	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.899879	9.875614	-0.25%	19,936	2005
	10.000000	9.899879	-1.00%	20,827	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.318622	12.235666	18.58%	4,922	2005
	10.000000	10.318622	3.19%	4,711	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.297430	12.97%	16,809	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.878015	9.932138	0.55%	46	2005
	10.000000	9.878015	-1.22%	1,704	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.190202	10.196645	0.06%	16,730	2005
	10.000000	10.190202	1.90%	8,676	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.346755	13.424770	8.73%	3,537	2005
	10.000000	12.346755	23.47%	3,328	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.686559	12.292110	15.02%	11,240	2005
	10.000000	10.686559	6.87%	10,545	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.630079	11.772263	10.74%	9,320	2005
	10.000000	10.630079	6.30%	4,767	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.744213	10.978092	2.18%	6,070	2005
	10.000000	10.744213	7.44%	5,462	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.732402	10.994794	2.44%	201,596	2005
	10.000000	10.732402	7.32%	141,576	2004*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.822009	13.180877	21.80%	192,194	2005
	10.000000	10.822009	8.22%	68,722	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.427628	10.732093	2.92%	99,939	2005
	10.000000	10.427628	4.28%	43,553	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.048666	10.007226	-0.41%	43,675	2005
	10.000000	10.048666	0.49%	15,820	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.676870	11.406370	6.83%	159,106	2005
	10.000000	10.676870	6.77%	60,777	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.645842	11.793119	10.78%	120,022	2005
	10.000000	10.645842	6.46%	39,746	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.211385	22.11%	26,001	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.833914	10.720075	9.01%	278,475	2005
	10.000000	9.833914	-1.66%	127,640	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.705744	10.759250	0.50%	25,022	2005
	10.000000	10.705744	7.06%	9,395	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.284770	12.294303	8.95%	18,155	2005
	10.000000	11.284770	12.85%	534	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.715371	12.231754	14.15%	10,487	2005
	10.000000	10.715371	7.15%	8,671	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.891471	9.857210	-0.35%	24,868	2005
	10.000000	9.891471	-1.09%	18,549	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.309836	12.212844	18.46%	8,227	2005
	10.000000	10.309836	3.10%	577	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.290750	12.91%	32,445	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.867946	9.911927	0.45%	6,075	2005
	10.000000	9.867946	-1.32%	6,228	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.185920	10.182003	-0.04%	17,003	2005
	10.000000	10.185920	1.86%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.341572	13.405496	8.62%	29,761	2005
	10.000000	12.341572	23.42%	4,733	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.677481	12.269190	14.91%	16,280	2005
	10.000000	10.677481	6.77%	5,952	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.621040	11.750306	10.63%	16,468	2005
	10.000000	10.621040	6.21%	10,814	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.735081	10.957614	2.07%	8,641	2005
	10.000000	10.735081	7.35%	2,869	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.723296	10.974290	2.34%	169,621	2005
	10.000000	10.723296	7.23%	78,883	2004*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.817405	13.168568	21.74%	12,861	2005
	10.000000	10.817405	8.17%	7,759	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.423195	10.722072	2.87%	7,421	2005
	10.000000	10.423195	4.23%	4,194	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.044405	9.997901	-0.46%	5,947	2005
	10.000000	10.044405	0.44%	4,771	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.672323	11.395728	6.78%	6,907	2005
	10.000000	10.672323	6.72%	3,811	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.641309	11.782107	10.72%	10,558	2005
	10.000000	10.641309	6.41%	8,231	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.207781	22.08%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.829726	10.710048	8.96%	14,025	2005
	10.000000	9.829726	-1.70%	6,980	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.701197	10.749205	0.45%	554	2005
	10.000000	10.701197	7.01%	410	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.279971	12.282820	8.89%	495	2005
	10.000000	11.279971	12.80%	393	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.710816	12.220345	14.09%	2,213	2005
	10.000000	10.710816	7.11%	1,801	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.887267	9.847994	-0.40%	7,570	2005
	10.000000	9.887267	-1.13%	6,291	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.305455	12.201451	18.40%	474	2005
	10.000000	10.305455	3.05%	445	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.287407	12.87%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.862913	9.901829	0.39%	998	2005
	10.000000	9.862913	-1.37%	732	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.183774	10.174671	-0.09%	0	2005
	10.000000	10.183774	1.84%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.672936	12.257734	14.85%	0	2005
	10.000000	10.672936	6.73%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.616531	11.739348	10.58%	2,278	2005
	10.000000	10.616531	6.17%	2,278	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.730516	10.947375	2.02%	889	2005
	10.000000	10.730516	7.31%	684	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.718732	10.964039	2.29%	16,507	2005
	10.000000	10.718732	7.19%	14,387	2004*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.812793	13.156266	21.67%	126,961	2005
	10.000000	10.812793	8.13%	22,124	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.418763	10.712056	2.82%	47,578	2005
	10.000000	10.418763	4.19%	18,449	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.040119	9.988542	-0.51%	12,102	2005
	10.000000	10.040119	0.40%	2,190	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.667793	11.385088	6.72%	103,521	2005
	10.000000	10.667793	6.68%	11,261	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.636785	11.771105	10.66%	70,891	2005
	10.000000	10.636785	6.37%	1,091	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.204153	22.04%	5,249	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.825531	10.700032	8.90%	127,262	2005
	10.000000	9.825531	-1.74%	14,439	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.696640	10.739160	0.40%	17,252	2005
	10.000000	10.696640	6.97%	6,529	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.275185	12.271367	8.84%	13,903	2005
	10.000000	11.275185	12.75%	4,425	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.706256	12.208927	14.04%	9,362	2005
	10.000000	10.706256	7.06%	5,095	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.883059	9.838795	-0.45%	6,620	2005
	10.000000	9.883059	-1.17%	732	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.301072	12.190062	18.34%	11,005	2005
	10.000000	10.301072	3.01%	8,289	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.284062	12.84%	36,234	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.857877	9.891736	0.34%	1,984	2005
	10.000000	9.857877	-1.42%	747	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.181633	10.167364	-0.14%	6,986	2005
	10.000000	10.181633	1.82%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.336379	13.386225	8.51%	1,396	2005
	10.000000	12.336379	23.36%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.668403	12.246300	14.79%	17,920	2005
	10.000000	10.668403	6.68%	16,154	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.612011	11.728382	10.52%	19,426	2005
	10.000000	10.612011	6.12%	23,293	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.725957	10.937156	1.97%	12,585	2005
	10.000000	10.725957	7.26%	17,178	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.714174	10.953808	2.24%	95,926	2005
	10.000000	10.714174	7.14%	16,918	2004*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.808203	13.143993	21.61%	23,272	2005
	10.000000	10.808203	8.08%	8,195	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.414325	10.702052	2.76%	19,469	2005
	10.000000	10.414325	4.14%	15,382	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.035846	9.979198	-0.56%	20,225	2005
	10.000000	10.035846	0.36%	19,902	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.663253	11.374456	6.67%	18,655	2005
	10.000000	10.663253	6.63%	11,158	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.632258	11.760106	10.61%	10,237	2005
	10.000000	10.632258	6.32%	4,265	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.200545	22.01%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.821356	10.690041	8.84%	35,012	2005
	10.000000	9.821356	-1.79%	21,321	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.692088	10.729127	0.35%	0	2005
	10.000000	10.692088	6.92%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.270380	12.259882	8.78%	1,041	2005
	10.000000	11.270380	12.70%	1,041	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.701699	12.197510	13.98%	1,300	2005
	10.000000	10.701699	7.02%	1,300	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.878845	9.829592	-0.50%	2,359	2005
	10.000000	9.878845	-1.21%	2,981	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.296689	12.178669	18.28%	0	2005
	10.000000	10.296689	2.97%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.280719	12.81%	349	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.852841	9.881648	0.29%	1,968	2005
	10.000000	9.852841	-1.47%	1,184	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.179485	10.160037	-0.19%	395	2005
	10.000000	10.179485	1.79%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.663858	12.234857	14.73%	366	2005
	10.000000	10.663858	6.64%	367	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.607490	11.717424	10.46%	2,617	2005
	10.000000	10.607490	6.07%	2,618	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.721378	10.926926	1.92%	2,224	2005
	10.000000	10.721378	7.21%	2,224	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.709621	10.943582	2.18%	24,582	2005
	10.000000	10.709621	7.10%	15,802	2004*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.799005	13.119434	21.49%	87,359	2005
	10.000000	10.799005	7.99%	30,585	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.405459	10.682044	2.66%	38,697	2005
	10.000000	10.405459	4.05%	24,591	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.027298	9.960541	-0.67%	24,729	2005
	10.000000	10.027298	0.27%	12,711	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.654166	11.353182	6.56%	40,748	2005
	10.000000	10.654166	6.54%	25,132	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.623214	11.738140	10.50%	18,900	2005
	10.000000	10.623214	6.23%	4,575	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.193311	21.93%	1,776	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.812988	10.670044	8.73%	85,301	2005
	10.000000	9.812988	-1.87%	44,920	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.682989	10.709075	0.24%	896	2005
	10.000000	10.682989	6.83%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.260777	12.236949	8.67%	7,710	2005
	10.000000	11.260777	12.61%	2,463	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.692575	12.174694	13.86%	1,353	2005
	10.000000	10.692575	6.93%	1,441	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.870436	9.811215	-0.60%	5,584	2005
	10.000000	9.870436	-1.30%	5,182	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.287902	12.155893	18.16%	4,630	2005
	10.000000	10.287902	2.88%	1,903	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.274032	12.74%	4,672	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.842774	9.861491	0.19%	9,682	2005
	10.000000	9.842774	-1.57%	8,910	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.175200	10.145414	-0.29%	563	2005
	10.000000	10.175200	1.75%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.328599	13.357344	8.34%	1,895	2005
	10.000000	12.328599	23.29%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.654772	12.211983	14.62%	23,725	2005
	10.000000	10.654772	6.55%	21,923	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.598459	11.695520	10.35%	5,724	2005
	10.000000	10.598459	5.98%	1,126	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.712249	10.906502	1.81%	10,841	2005
	10.000000	10.712249	7.12%	3,126	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.700497	10.923112	2.08%	56,399	2005
	10.000000	10.700497	7.00%	26,423	2004*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.794394	13.107145	21.43%	1,811	2005
	10.000000	10.794394	7.94%	1,969	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.401022	10.672039	2.61%	1,272	2005
	10.000000	10.401022	4.01%	1,193	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.023031	9.951221	-0.72%	0	2005
	10.000000	10.023031	0.23%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.649633	11.342563	6.51%	0	2005
	10.000000	10.649633	6.50%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.618680	11.727145	10.44%	1,183	2005
	10.000000	10.618680	6.19%	1,188	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.189689	21.90%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.808803	10.660066	8.68%	2,557	2005
	10.000000	9.808803	-1.91%	2,530	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.678437	10.699038	0.19%	0	2005
	10.000000	10.678437	6.78%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.255984	12.225511	8.61%	0	2005
	10.000000	11.255984	12.56%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.688018	12.163302	13.80%	0	2005
	10.000000	10.688018	6.88%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.866240	9.802040	-0.65%	0	2005
	10.000000	9.866240	-1.34%	0	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.283514	12.144513	18.10%	0	2005
	10.000000	10.283514	2.84%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.270679	12.71%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.837737	9.851416	0.14%	0	2005
	10.000000	9.837737	-1.62%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.173049	10.138093	-0.34%	0	2005
	10.000000	10.173049	1.73%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.326000	13.347713	8.29%	0	2005
	10.000000	12.326000	23.26%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.650228	12.200552	14.56%	0	2005
	10.000000	10.650228	6.50%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.593928	11.684560	10.29%	0	2005
	10.000000	10.593928	5.94%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.707685	10.896297	1.76%	0	2005
	10.000000	10.707685	7.08%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.695926	10.912888	2.03%	1,251	2005
	10.000000	10.695926	6.96%	1,171	2004*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.789797	13.094887	21.36%	34,015	2005
	10.000000	10.789797	7.90%	2,535	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.396574	10.662030	2.55%	12,697	2005
	10.000000	10.396574	3.97%	8,509	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.018753	9.941900	-0.77%	4,384	2005
	10.000000	10.018753	0.19%	1,857	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.645089	11.331929	6.45%	19,305	2005
	10.000000	10.645089	6.45%	8,727	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.614151	11.716154	10.38%	21,379	2005
	10.000000	10.614151	6.14%	4,799	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.186073	21.86%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.804615	10.650084	8.62%	32,798	2005
	10.000000	9.804615	-1.95%	15,108	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.673878	10.689015	0.14%	121	2005
	10.000000	10.673878	6.74%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.251181	12.214054	8.56%	941	2005
	10.000000	11.251181	12.51%	610	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.683467	12.151925	13.75%	980	2005
	10.000000	10.683467	6.83%	1,019	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.862018	9.792846	-0.70%	2,523	2005
	10.000000	9.862018	-1.38%	612	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.279118	12.133141	18.04%	1,983	2005
	10.000000	10.279118	2.79%	2,043	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.267334	12.67%	4,743	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.832704	9.841353	0.09%	2,394	2005
	10.000000	9.832704	-1.67%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.170901	10.130777	-0.39%	2,958	2005
	10.000000	10.170901	1.71%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.323398	13.338100	8.23%	0	2005
	10.000000	12.323398	23.23%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.645674	12.189108	14.50%	4,263	2005
	10.000000	10.645674	6.46%	4,411	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.589412	11.673624	10.24%	359	2005
	10.000000	10.589412	5.89%	1,198	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.703118	10.886090	1.71%	5,196	2005
	10.000000	10.703118	7.03%	4,519	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.691365	10.902665	1.98%	20,174	2005
	10.000000	10.691365	6.91%	9,321	2004*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.785195	13.082631	21.30%	4,002	2005
	10.000000	10.785195	7.85%	377	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.392148	10.652056	2.50%	3,901	2005
	10.000000	10.392148	3.92%	1,607	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.014476	9.932577	-0.82%	0	2005
	10.000000	10.014476	0.14%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.640546	11.321326	6.40%	4,707	2005
	10.000000	10.640546	6.41%	3,998	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.609621	11.705182	10.33%	5,146	2005
	10.000000	10.609621	6.10%	3,565	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.182449	21.82%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.800436	10.640104	8.57%	12,021	2005
	10.000000	9.800436	-2.00%	8,644	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.669327	10.679008	0.09%	0	2005
	10.000000	10.669327	6.69%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.246384	12.202626	8.50%	0	2005
	10.000000	11.246384	12.46%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.678915	12.140556	13.69%	0	2005
	10.000000	10.678915	6.79%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.857813	9.783672	-0.75%	2,734	2005
	10.000000	9.857813	-1.42%	1,551	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.274736	12.121782	17.98%	0	2005
	10.000000	10.274736	2.75%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.263991	12.64%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.827670	9.831289	0.04%	440	2005
	10.000000	9.827670	-1.72%	1,038	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.168754	10.123464	-0.45%	0	2005
	10.000000	10.168754	1.69%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.320802	13.328483	8.18%	0	2005
	10.000000	12.320802	23.21%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.641137	12.177698	14.44%	0	2005
	10.000000	10.641137	6.41%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.584895	11.662684	10.18%	0	2005
	10.000000	10.584895	5.85%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.698546	10.875888	1.66%	0	2005
	10.000000	10.698546	6.99%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.686813	10.892454	1.92%	5,949	2005
	10.000000	10.686813	6.87%	3,332	2004*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.780586	13.070363	21.24%	5,360	2005
	10.000000	10.780586	7.81%	3,241	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.387716	10.642069	2.45%	5,973	2005
	10.000000	10.387716	3.88%	4,742	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.010205	9.923263	-0.87%	2,651	2005
	10.000000	10.010205	0.10%	1,785	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.636006	11.310709	6.34%	14,768	2005
	10.000000	10.636006	6.36%	10,544	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.605095	11.694201	10.27%	1,588	2005
	10.000000	10.605095	6.05%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.178832	21.79%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.796241	10.630112	8.51%	19,957	2005
	10.000000	9.796241	-2.04%	20,639	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.664777	10.668996	0.04%	0	2005
	10.000000	10.664777	0.04%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.241580	12.191185	8.45%	0	2005
	10.000000	11.241580	12.42%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.674337	12.129143	13.63%	0	2005
	10.000000	10.674337	6.74%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.853608	9.774508	-0.80%	0	2005
	10.000000	9.853608	-1.46%	0	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.270341	12.110398	17.92%	1,361	2005
	10.000000	10.270341	2.70%	1,361	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.260634	12.61%	1,494	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.822636	9.821235	-0.01%	10,998	2005
	10.000000	9.822636	-1.77%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.166593	10.116150	-0.50%	1,534	2005
	10.000000	10.166593	1.67%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.318204	13.318862	8.12%	0	2005
	10.000000	12.318204	23.18%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.636593	12.166281	14.38%	7,739	2005
	10.000000	10.636593	6.37%	7,739	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.580376	11.651757	10.13%	6,516	2005
	10.000000	10.580376	5.80%	6,516	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.693982	10.865695	1.61%	0	2005
	10.000000	10.693982	6.94%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.682243	10.882240	1.87%	6,253	2005
	10.000000	10.682243	6.82%	3,288	2004*

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.775985	13.058111	21.18%	2,978	2005
	10.000000	10.775985	7.76%	1,961	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.383286	10.632100	2.40%	6,250	2005
	10.000000	10.383286	3.83%	4,294	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.005934	9.913958	-0.92%	1,984	2005
	10.000000	10.005934	0.06%	653	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.631456	11.300094	6.29%	4,006	2005
	10.000000	10.631456	6.31%	3,451	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.600558	11.683246	10.21%	874	2005
	10.000000	10.600558	6.01%	471	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.175211	21.75%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.792061	10.620157	8.46%	35,478	2005
	10.000000	9.792061	-2.08%	34,910	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.660223	10.658991	-0.01%	415	2005
	10.000000	10.660223	6.60%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.236782	12.179750	8.39%	183	2005
	10.000000	11.236782	12.37%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.669781	12.117781	13.57%	0	2005
	10.000000	10.669781	6.70%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.849398	9.765337	-0.85%	1,560	2005
	10.000000	9.849398	-1.51%	236	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.265950	12.099056	17.86%	0	2005
	10.000000	10.265950	2.66%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.257291	12.57%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.817600	9.811183	-0.07%	0	2005
	10.000000	9.817600	-1.82%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.164449	10.108837	-0.55%	0	2005
	10.000000	10.164449	1.64%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.315600	13.309232	8.07%	0	2005
	10.000000	12.315600	23.16%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.632051	12.154876	14.32%	365	2005
	10.000000	10.632051	6.32%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.575846	11.640830	10.07%	0	2005
	10.000000	10.575846	5.76%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.689410	10.855501	1.55%	0	2005
	10.000000	10.689410	6.89%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.677683	10.872036	1.82%	35,202	2005
	10.000000	10.677683	6.78%	35,420	2004*

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.766763	13.033614	21.05%	19,041	2005
	10.000000	10.766763	7.67%	12,568	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.374399	10.612134	2.29%	6,503	2005
	10.000000	10.374399	3.74%	7,306	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.997376	9.895362	-1.02%	0	2005
	10.000000	9.997376	-0.03%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.622368	11.278895	6.18%	10,050	2005
	10.000000	10.622368	6.22%	8,584	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.591507	11.661330	10.10%	1,143	2005
	10.000000	10.591507	5.92%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.167969	21.68%	434	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.783683	10.600227	8.35%	31,520	2005
	10.000000	9.783683	-2.16%	27,745	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.651115	10.638995	-0.11%	9,972	2005
	10.000000	10.651115	6.51%	6,302	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.227171	12.156887	8.28%	1,581	2005
	10.000000	11.227171	12.27%	1,038	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.660660	12.095050	13.45%	11,024	2005
	10.000000	10.660660	6.61%	11,367	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.840978	9.747009	-0.95%	7,423	2005
	10.000000	9.840978	-1.59%	7,423	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.257172	12.076355	17.74%	0	2005
	10.000000	10.257172	2.57%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.250583	12.51%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.807530	9.791093	-0.17%	0	2005
	10.000000	9.807530	-1.92%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.160150	10.094235	-0.65%	0	2005
	10.000000	10.160150	1.60%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.310400	13.290015	7.96%	402	2005
	10.000000	12.310400	23.10%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.622965	12.132065	14.21%	16,264	2005
	10.000000	10.622965	6.23%	15,247	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.566809	11.618996	9.96%	18,002	2005
	10.000000	10.566809	5.67%	17,085	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.680274	10.835131	1.45%	4,298	2005
	10.000000	10.680274	6.80%	4,251	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.668564	10.851632	1.72%	8,705	2005
	10.000000	10.668564	6.69%	9,710	2004*

Optional Benefits Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.757552	13.009136	20.93%	252	2005

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.365524	10.592197	2.19%	0	2005

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.988820	9.876760	-1.12%	222	2005

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.613283	11.257711	6.07%	0	2005

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.582437	11.639415	9.99%	0	2005

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.160721	21.61%	89	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.775308	10.580303	8.23%	302	2005

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.641994	10.618998	-0.22%	0	2005

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.651537	12.072331	13.34%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.217577	12.134069	8.17%	0	2005

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.832554	9.728695	-1.06%	0	2005

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.248390	12.053677	17.62%	0	2005

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.243884	12.44%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.797462	9.771028	-0.27%	0	2005

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.155845	10.079614	-0.75%	0	2005

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.305197	13.270799	7.85%	0	2005

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.613865	12.109276	14.09%	89	2005

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.557766	11.597172	9.84%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.671127	10.814771	1.35%	0	2005

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.659427	10.831249	1.61%	0	2005

Optional Benefits Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.752952	12.996920	20.87%	3,270	2005
	10.000000	10.752952	7.53%	1,986	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.361084	10.582240	2.13%	1,306	2005
	10.000000	10.361084	3.61%	980	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.984542	9.867475	-1.17%	2,729	2005
	10.000000	9.984542	-0.15%	1,887	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.608736	11.247124	6.02%	976	2005
	10.000000	10.608736	6.09%	976	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.577907	11.628477	9.93%	1,748	2005
	10.000000	10.577907	5.78%	986	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.157101	21.57%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.771122	10.570357	8.18%	7,718	2005
	10.000000	9.771122	-2.29%	6,616	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.637447	10.609018	-0.27%	0	2005
	10.000000	10.637447	6.37%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.212767	12.122652	8.11%	0	2005
	10.000000	11.212767	12.13%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.646976	12.060974	13.28%	0	2005
	10.000000	10.646976	6.47%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.828349	9.719550	-1.11%	1,063	2005
	10.000000	9.828349	-1.72%	0	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.243993	12.042330	17.56%	0	2005
	10.000000	10.243993	2.44%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.240527	12.41%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.792428	9.761003	-0.32%	0	2005
	10.000000	9.792428	-2.08%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.153694	10.072320	-0.80%	0	2005
	10.000000	10.153694	1.54%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.302587	13.261181	7.79%	0	2005
	10.000000	12.302587	23.03%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.609319	12.097890	14.03%	0	2005
	10.000000	10.609319	6.09%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.553243	11.586262	9.79%	0	2005
	10.000000	10.553243	5.53%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.666569	10.804620	1.29%	0	2005
	10.000000	10.666569	6.67%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.654862	10.821066	1.56%	8,140	2005
	10.000000	10.654862	6.55%	7,179	2004*

Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.720695	12.911467	20.43%	2,622	2005

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.330013	10.512642	1.77%	1,337	2005

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.954586	9.802559	-1.53%	917	2005

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.576908	11.173154	5.64%	868	2005

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.546184	11.552015	9.54%	0	2005

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.131704	21.32%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.741791	10.500814	7.79%	959	2005

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.605544	10.539246	-0.63%	0	2005

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.615035	11.981650	12.87%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.179135	12.042926	7.73%	0	2005

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.798858	9.655605	-1.46%	1,863	2005

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.213242	11.963148	17.13%	0	2005

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.217034	12.17%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.757185	9.690966	-0.68%	0	2005

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.138602	10.021255	-1.16%	0	2005

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.284332	13.194000	7.41%	0	2005

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.577486	12.018321	13.62%	0	2005

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.521570	11.510058	9.39%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.634559	10.733537	0.93%	0	2005

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.622896	10.749893	1.20%	433	2005

Optional Benefits Elected (Total 3.20%)
(Variable account charges of 3.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.711469	12.887085	20.31%	0	2005
	10.000000	10.711469	7.11%	0	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.321120	10.492792	1.66%	0	2005
	10.000000	10.321120	3.21%	0	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.946025	9.784050	-1.63%	0	2005
	10.000000	9.946025	-0.54%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.567822	11.152071	5.53%	0	2005
	10.000000	10.567822	5.68%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.537112	11.530203	9.42%	0	2005
	10.000000	10.537112	5.37%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.124446	21.24%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.733415	10.480995	7.68%	0	2005
	10.000000	9.733415	-2.67%	0	2004*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.596427	10.519350	-0.73%	0	2005
	10.000000	10.596427	5.96%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.169526	12.020189	7.62%	0	2005
	10.000000	11.169526	11.70%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.605905	11.959040	12.76%	0	2005
	10.000000	10.605905	6.06%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.790430	9.637374	-1.56%	0	2005
	10.000000	9.790430	-2.10%	0	2004*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.204447	11.940556	17.01%	0	2005
	10.000000	10.204447	2.04%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.210313	12.10%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.747115	9.671000	-0.78%	0	2005
	10.000000	9.747115	-2.53%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.134284	10.006687	-1.26%	0	2005
	10.000000	10.134284	1.34%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.279115	13.174815	7.29%	0	2005
	10.000000	12.279115	22.79%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.568375	11.995626	13.50%	0	2005
	10.000000	10.568375	5.68%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.512510	11.488319	9.28%	0	2005
	10.000000	10.512510	5.13%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.625412	10.713279	0.83%	0	2005
	10.000000	10.625412	6.25%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.613763	10.729600	1.09%	0	2005
	10.000000	10.613763	6.14%	0	2004*

Maximum Optional Benefits Elected (Total 3.70%)
(Variable account charges of 3.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.000000	11.632479	16.32%	0	2005*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.000000	10.185042	1.85%	0	2005*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	10.000000	9.807463	-1.93%	0	2005*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.000000	10.429113	4.29%	0	2005*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.000000	10.871534	8.72%	0	2005*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.088081	20.88%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	10.000000	10.883040	8.83%	0	2005*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.000000	9.825031	-1.75%	0	2005*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.000000	11.333603	13.34%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	10.000000	10.559678	5.60%	0	2005*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.000000	9.847968	-1.52%	0	2005*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	10.000000	11.954418	19.54%	0	2005*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.176674	11.77%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.000000	9.887873	-1.12%	0	2005*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.000000	9.846613	-1.53%	0	2005*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	10.000000	11.402625	14.03%	0	2005*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.000000	11.525126	15.25%	0	2005*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.000000	10.902256	9.02%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ
	10.000000	10.296423	2.96%	0	2005*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.000000	9.987051	-0.13%	0	2005*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:
Investments at fair value:
W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 4,097,694 shares (cost $32,288,061)	$36,311,714
W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 1,787,813 shares (cost $13,381,036)	14,236,538
W & R Target Funds, Inc. – Bond Portfolio (WRBond) 2,011,277 shares (cost $11,189,239)	10,643,680
W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 2,057,019 shares (cost $20,732,845)	22,878,784
W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 2,630,175 shares (cost $14,272,859)	16,076,155
W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 540,083 shares (cost $3,139,043)	3,387,453
W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 4,341,709 shares (cost $35,543,310)	40,433,029
W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 2,879,009 shares (cost $9,931,846)	9,361,386
W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 768,321 shares (cost $4,876,355)	5,835,012
W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 343,301 shares (cost $6,537,140)	6,581,623
W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 1,073,808 shares (cost $6,044,755)	5,874,052
W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 197,389 shares (cost $2,811,361)	3,530,737
W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 533,894 shares (cost $3,097,332)	3,238,278
W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 3,213,756 shares (cost $3,213,756)	3,213,756
W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 630,269 shares (cost $3,243,563)	3,138,426
W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 779,469 shares (cost $5,084,803)	5,426,043
W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 786,165 shares (cost $10,832,537)	13,274,239
W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 831,478 shares (cost $7,774,769)	8,719,540
W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 490,288 shares (cost $7,798,314)	7,149,867
W & R Target Funds, Inc. – Value Portfolio (WRValue) 4,374,181 shares (cost $26,333,902)	26,552,592

Total investments	245,862,904
Accounts receivable	39,523

Total assets	245,902,427
Accounts payable	–

Contract owners’ equity (note 4)	$245,902,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
Reinvested dividends	$2,943,460	288,372	176,685	471,336	74,817	167,351	–	1,128
Mortality and expense risk charges (note 2)	(2,880,880)	(374,910)	(196,451)	(130,603)	(278,651)	(185,016)	(13,216)	(517,622)

Net investment income (loss)	62,580	(86,538)	(19,766)	340,733	(203,834)	(17,665)	(13,216)	(516,494)

Proceeds from mutual fund shares sold	13,929,391	506,848	837,605	500,938	482,698	176,049	75,681	771,883
Cost of mutual fund shares sold	(13,224,561)	(417,790)	(755,292)	(516,266)	(396,172)	(148,976)	(61,917)	(686,799)

Realized gain (loss) on investments	704,830	89,058	82,313	(15,328)	86,526	27,073	13,764	85,084
Change in unrealized gain (loss) on investments	11,146,942	3,003,407	399,539	(372,144)	1,436,879	1,367,818	248,411	3,823,554

Net gain (loss) on investments	11,851,772	3,092,465	481,852	(387,472)	1,523,405	1,394,891	262,175	3,908,638

Reinvested capital gains	5,928,467	2,355,818	–	50,054	–	–	15,907	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,842,819	5,361,745	462,086	3,315	1,319,571	1,377,226	264,866	3,392,144

Investment activity:	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
Reinvested dividends	$700,158	116,652	130,559	189,537	–	–	59,663	121,757
Mortality and expense risk charges (note 2)	(118,592)	(64,876)	(66,067)	(80,060)	(37,339)	(13,168)	(34,913)	(28,081)

Net investment income (loss)	581,566	51,776	64,492	109,477	(37,339)	(13,168)	24,750	93,676

Proceeds from mutual fund shares sold	827,063	197,566	207,708	429,931	155,678	14,963	7,141,269	129,802
Cost of mutual fund shares sold	(811,145)	(179,554)	(168,410)	(435,134)	(119,768)	(13,892)	(7,141,269)	(132,018)

Realized gain (loss) on investments	15,918	18,012	39,298	(5,203)	35,910	1,071	–	(2,216)
Change in unrealized gain (loss) on investments	(496,432)	651,663	(144,482)	(94,399)	535,247	140,946	–	(89,521)

Net gain (loss) on investments	(480,514)	669,675	(105,184)	(99,602)	571,157	142,017	–	(91,737)

Reinvested capital gains	–	–	529,311	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$101,052	721,451	488,619	9,875	533,818	128,849	24,750	1,939

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
Reinvested dividends	$71,148	–	–	–	374,297
Mortality and expense risk charges (note 2)	(52,365)	(148,308)	(101,916)	(85,631)	(353,095)

Net investment income (loss)	18,783	(148,308)	(101,916)	(85,631)	21,202

Proceeds from mutual fund shares sold	71,310	233,764	429,862	259,251	479,522
Cost of mutual fund shares sold	(60,748)	(187,569)	(365,956)	(235,273)	(390,613)

Realized gain (loss) on investments	10,562	46,195	63,906	23,978	88,909
Change in unrealized gain (loss) on investments	275,878	1,722,851	452,736	(835,952)	(879,057)

Net gain (loss) on investments	286,440	1,769,046	516,642	(811,974)	(790,148)

Reinvested capital gains	124,485	–	350,586	1,130,920	1,371,386

Net increase (decrease) in contract owners’ equity resulting from operations	$429,708	1,620,738	765,312	233,315	602,440

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$62,580	680,072	(86,538)	85,872	(19,766)	57,974	340,733	199,425
Realized gain (loss) on investments	704,830	108,620	89,058	19,034	82,313	12,913	(15,328)	(598)
Change in unrealized gain (loss) on investments	11,146,942	6,361,536	3,003,407	993,079	399,539	429,222	(372,144)	(166,709)
Reinvested capital gains	5,928,467	366,830	2,355,818	84,731	–	–	50,054	61,636

Net increase (decrease) in contract owners’ equity resulting from operations	17,842,819	7,517,058	5,361,745	1,182,716	462,086	500,109	3,315	93,754

Equity transactions:
Purchase payments received from contract owners (note 3)	135,118,253	105,424,459	14,181,039	11,246,779	5,897,907	7,482,090	4,813,076	5,434,418
Transfers between funds	–	–	4,922,707	55,261	348,593	13,459	640,422	(11,522)
Redemptions (note 3)	(19,964,338)	(2,667,694)	(720,423)	(345,122)	(478,497)	(277,098)	(349,615)	(192,412)
Annuity benefits	(301,778)	(176,800)	(50,854)	(28,733)	(32,899)	(24,625)	(13,971)	(11,209)
Annual contract maintenance charges (note 2)	(36,803)	(151)	(5,359)	(13)	(3,335)	(23)	(1,780)	(10)
Contingent deferred sales charges (note 2)	(140,955)	(12,799)	(11,313)	(2,071)	(17,627)	(1,365)	(6,735)	(2,351)
Adjustments to maintain reserves	46,591	3,119	1,358	1,406	579	932	1,020	1,115

Net equity transactions	114,720,970	102,570,134	18,317,155	10,927,507	5,714,721	7,193,370	5,082,417	5,218,029

Net change in contract owners’ equity	132,563,789	110,087,192	23,678,900	12,110,223	6,176,807	7,693,479	5,085,732	5,311,783
Contract owners’ equity beginning of period	113,338,638	3,251,446	12,631,594	521,371	8,058,694	365,215	5,557,668	245,885

Contract owners’ equity end of period	$245,902,427	113,338,638	36,310,494	12,631,594	14,235,501	8,058,694	10,643,400	5,557,668

CHANGES IN UNITS:
Beginning units	10,502,278	277,233	1,140,922	47,341	746,129	30,976	545,478	23,626

Units purchased	16,717,988	11,793,911	1,767,435	1,197,110	708,878	814,453	599,152	623,100
Units redeemed	(6,273,612)	(1,568,866)	(210,764)	(103,529)	(168,675)	(99,300)	(97,908)	(101,248)

Ending units	20,946,654	10,502,278	2,697,593	1,140,922	1,286,332	746,129	1,046,722	545,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRCoreEq		WRDivInc		WRGlNatRes		WRGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(203,834)	1,136	(17,665)	8,122	(13,216)	–	(516,494)	(74,716)
Realized gain (loss) on investments	86,526	7,180	27,073	2,369	13,764	–	85,084	13,507
Change in unrealized gain (loss) on investments	1,436,879	666,642	1,367,818	435,478	248,411	–	3,823,554	1,008,725
Reinvested capital gains	–	–	–	–	15,907	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,319,571	674,958	1,377,226	445,969	264,866	–	3,392,144	947,516

Equity transactions:
Purchase payments received from contract owners (note 3)	8,673,067	9,037,317	6,175,327	5,994,363	2,198,764	–	13,062,676	19,886,302
Transfers between funds	3,117,721	333,946	2,488,216	27,335	959,810	–	3,882,965	672,584
Redemptions (note 3)	(518,172)	(165,323)	(305,540)	(107,862)	(35,052)	–	(1,153,955)	(821,170)
Annuity benefits	(29,979)	(24,768)	(8,110)	(609)	(912)	–	(38,894)	(24,945)
Annual contract maintenance charges (note 2)	(2,620)	(23)	(1,853)	(8)	(47)	–	(6,896)	(19)
Contingent deferred sales charges (note 2)	(12,150)	(1,038)	(7,286)	(152)	–	–	(24,331)	(3,549)
Adjustments to maintain reserves	508	766	60	(1,369)	31,481	–	915	2,004

Net equity transactions	11,228,375	9,180,877	8,340,814	5,911,698	3,154,044	–	15,722,480	19,711,207

Net change in contract owners’ equity	12,547,946	9,855,835	9,718,040	6,357,667	3,418,910	–	19,114,624	20,658,723
Contract owners’ equity beginning of period	10,330,171	474,336	6,357,667	–	–	–	21,316,692	657,969

Contract owners’ equity end of period	$22,878,117	10,330,171	16,075,707	6,357,667	3,418,910	–	40,431,316	21,316,692

CHANGES IN UNITS:
Beginning units	941,977	40,779	594,461	–	–	–	2,098,409	54,968

Units purchased	1,216,357	996,885	856,440	658,025	292,655	–	1,902,028	2,370,594
Units redeemed	(195,303)	(95,687)	(97,296)	(63,564)	(13,454)	–	(331,192)	(327,153)

Ending units	1,963,031	941,977	1,353,605	594,461	279,201	–	3,669,245	2,098,409

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRHiInc		WRIntlGr		WRIntVal		WRLTBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$581,566	323,909	51,776	1,057	64,492	12,613	109,477	84,250
Realized gain (loss) on investments	15,918	9,822	18,012	8,959	39,298	1,327	(5,203)	(84)
Change in unrealized gain (loss) on investments	(496,432)	(76,786)	651,663	300,054	(144,482)	188,966	(94,399)	(74,667)
Reinvested capital gains	–	–	–	–	529,311	16,544	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101,052	256,945	721,451	310,070	488,619	219,450	9,875	9,499

Equity transactions:
Purchase payments received from contract owners (note 3)	4,736,466	5,181,350	1,900,862	2,539,312	3,528,324	1,981,976	1,678,207	3,692,103
Transfers between funds	(592,726)	(70,370)	231,317	260,520	441,923	27,595	485,719	275,772
Redemptions (note 3)	(299,475)	(113,853)	(131,975)	(36,742)	(96,248)	(7,278)	(289,494)	(66,202)
Annuity benefits	(36,620)	(22,528)	(8,431)	(2,311)	(1,089)	–	(8,170)	(7,586)
Annual contract maintenance charges (note 2)	(1,621)	(13)	(932)	(8)	(668)	(5)	(964)	–
Contingent deferred sales charges (note 2)	(7,236)	(401)	(4,421)	(113)	(1,114)	(338)	(13,449)	(241)
Adjustments to maintain reserves	1,203	570	369	232	345	(5)	368	258

Net equity transactions	3,799,991	4,974,755	1,986,789	2,760,890	3,871,473	2,001,945	1,852,217	3,894,104

Net change in contract owners’ equity	3,901,043	5,231,700	2,708,240	3,070,960	4,360,092	2,221,395	1,862,092	3,903,603
Contract owners’ equity beginning of period	5,459,781	228,081	3,126,650	55,690	2,221,395	–	4,011,714	108,111

Contract owners’ equity end of period	$9,360,824	5,459,781	5,834,890	3,126,650	6,581,487	2,221,395	5,873,806	4,011,714

CHANGES IN UNITS:
Beginning units	484,274	18,880	277,460	4,648	191,781	–	401,598	10,488

Units purchased	468,629	494,000	205,365	284,359	354,948	192,886	256,656	424,051
Units redeemed	(125,487)	(28,606)	(30,791)	(11,547)	(29,577)	(1,105)	(70,062)	(32,941)

Ending units	827,416	484,274	452,034	277,460	517,152	191,781	588,192	401,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,339)	(6,802)	(13,168)	–	24,750	(3,637)	93,676	9,732
Realized gain (loss) on investments	35,910	(5,941)	1,071	–	–	–	(2,216)	19
Change in unrealized gain (loss) on investments	535,247	184,129	140,946	–	–	–	(89,521)	(15,617)
Reinvested capital gains	–	–	–	–	–	–	–	7,415

Net increase (decrease) in contract owners’ equity resulting from operations	533,818	171,386	128,849	–	24,750	(3,637)	1,939	1,549

Equity transactions:
Purchase payments received from contract owners (note 3)	1,680,145	1,222,354	1,190,485	–	37,788,470	4,245,828	1,972,884	569,181
Transfers between funds	(20,557)	18,198	1,920,734	–	(22,303,340)	(2,283,725)	617,158	23,888
Redemptions (note 3)	(45,329)	(26,429)	(976)	–	(14,196,050)	(46,862)	(45,195)	(1,516)
Annuity benefits	(1,506)	(336)	(809)	–	1,113	(109)	(18)	–
Annual contract maintenance charges (note 2)	(519)	(2)	(10)	–	(407)	–	(131)	–
Contingent deferred sales charges (note 2)	(862)	(42)	–	–	(2,609)	–	(1,348)	–
Adjustments to maintain reserves	323	64	18,008	–	(15,104)	3,127	(10)	14

Net equity transactions	1,611,695	1,213,807	3,127,432	–	1,272,073	1,918,259	2,543,340	591,567

Net change in contract owners’ equity	2,145,513	1,385,193	3,256,281	–	1,296,823	1,914,622	2,545,279	593,116
Contract owners’ equity beginning of period	1,385,193	–	–	–	1,916,302	1,680	593,116	–

Contract owners’ equity end of period	$3,530,706	1,385,193	3,256,281	–	3,213,125	1,916,302	3,138,395	593,116

CHANGES IN UNITS:
Beginning units	132,924	–	–	–	193,591	170	58,127	–

Units purchased	171,121	136,490	290,099	–	4,577,580	688,841	272,635	58,276
Units redeemed	(20,262)	(3,566)	(2,057)	–	(4,449,323)	(495,420)	(24,350)	(149)

Ending units	283,783	132,924	288,042	–	321,848	193,591	306,412	58,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRRealEstS		WRSciTech		WRSmCap		WRSmCpVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$18,783	3,755	(148,308)	(34,732)	(101,916)	(26,271)	(85,631)	(18,029)
Realized gain (loss) on investments	10,562	1,425	46,195	13,186	63,906	16,556	23,978	605
Change in unrealized gain (loss) on investments	275,878	65,362	1,722,851	701,693	452,736	472,752	(835,952)	187,505
Reinvested capital gains	124,485	13,737	–	–	350,586	–	1,130,920	182,767

Net increase (decrease) in contract owners’ equity resulting from operations	429,708	84,279	1,620,738	680,147	765,312	463,037	233,315	352,848

Equity transactions:
Purchase payments received from contract owners (note 3)	3,546,567	966,279	5,332,012	5,821,381	3,731,213	3,842,555	3,181,228	3,495,555
Transfers between funds	367,989	117,639	(66,451)	150,147	(185,081)	222,590	49,919	33,966
Redemptions (note 3)	(69,385)	(10,056)	(260,080)	(117,348)	(202,298)	(82,859)	(100,989)	(88,102)
Annuity benefits	(674)	–	(17,652)	(8,301)	(20,833)	(9,241)	(4,240)	(99)
Annual contract maintenance charges (note 2)	(403)	–	(2,495)	(7)	(1,725)	(2)	(1,294)	(5)
Contingent deferred sales charges (note 2)	(2,495)	–	(5,408)	(109)	(7,641)	(98)	(2,646)	(149)
Adjustments to maintain reserves	(639)	(7,428)	502	306	2,996	389	407	72

Net equity transactions	3,840,960	1,066,434	4,980,428	5,846,069	3,316,631	3,973,334	3,122,385	3,441,238

Net change in contract owners’ equity	4,270,668	1,150,713	6,601,166	6,526,216	4,081,943	4,436,371	3,355,700	3,794,086
Contract owners’ equity beginning of period	1,150,713	–	6,672,864	146,648	4,639,772	203,401	3,794,086	–

Contract owners’ equity end of period	$5,421,381	1,150,713	13,274,030	6,672,864	8,721,715	4,639,772	7,149,786	3,794,086

CHANGES IN UNITS:
Beginning units	93,058	–	584,541	11,420	404,211	14,658	345,169	–

Units purchased	323,871	93,964	489,458	590,727	352,016	412,838	328,191	360,566
Units redeemed	(15,353)	(906)	(63,249)	(17,606)	(71,359)	(23,285)	(41,896)	(15,397)

Ending units	401,576	93,058	1,010,750	584,541	684,868	404,211	631,464	345,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRValue
Investment activity:	2005	2004
Net investment income (loss)	$21,202	56,414
Realized gain (loss) on investments	88,909	8,341
Change in unrealized gain (loss) on investments	(879,057)	1,061,708
Reinvested capital gains	1,371,386	–

Net increase (decrease) in contract owners’ equity resulting from operations	602,440	1,126,463

Equity transactions:
Purchase payments received from contract owners (note 3)	9,849,534	12,785,316
Transfers between funds	2,692,962	132,717
Redemptions (note 3)	(665,590)	(161,460)
Annuity benefits	(27,230)	(11,400)
Annual contract maintenance charges (note 2)	(3,744)	(13)
Contingent deferred sales charges (note 2)	(12,284)	(782)
Adjustments to maintain reserves	1,902	666

Net equity transactions	11,835,550	12,745,044

Net change in contract owners’ equity	12,437,990	13,871,507
Contract owners’ equity beginning of period	14,114,566	243,059

Contract owners’ equity end of period	$26,552,556	14,114,566

CHANGES IN UNITS:
Beginning units	1,268,168	19,279

Units purchased	1,284,474	1,396,746
Units redeemed	(215,254)	(147,857)

Ending units	2,337,388	1,268,168

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the W & R Target Funds, Inc.;

    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)
    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)
    W & R Target Funds, Inc. – Bond Portfolio (WRBond)
    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)
    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)
    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)
    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)
    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)
    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)
        (formerly W & R Target Funds, Inc. – International Portfolio)
    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)
        (formerly W & R Target Funds, Inc. – International II Portfolio)
    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)
    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)
    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)
    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)
    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)
    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)
    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)
    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)
    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)
    W & R Target Funds, Inc. – Value Portfolio (WRValue)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges – Recurring	1.50%	1.25%
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	–	0.05%
One-Year Enhanced	–	0.15%
One-Month Enhanced	–	0.30%
Combination Enhanced	–	0.40%
Spousal Protection Annuity Option	–	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of thedeath benefit upon the death of the other spouse.
Beneficiary Protector II Option	–	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	0.50%
4% Extra Value Credit Option	–	0.60%
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	0.50	%(1)
Plus Lifetime Income Option	–	1.00%

Maximum Variable Account Charges(1):	1.50%	3.70%
(1) Available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
1.25%	$384,066	43,787	20,048	23,887	31,662	19,100	1,885	54,483
1.30%	69,813	7,294	3,000	3,829	6,527	2,194	250	10,183
1.35%	79,250	9,169	2,832	4,969	4,746	2,380	94	11,877
1.40%	296,328	35,269	15,941	16,171	27,432	18,922	2,406	36,133
1.50%	410,988	47,210	27,733	20,097	30,884	19,774	2,926	60,135
1.55%	69,713	11,731	2,900	4,434	3,030	5,757	108	4,936
1.60%	3,500	455	–	132	399	380	36	431
1.65%	186,326	22,269	8,719	5,752	11,101	13,055	821	28,285
1.70%	606	–	–	–	–	–	–	–
1.75%	382,250	46,311	35,298	15,525	45,109	24,571	958	92,678
1.80%	37,192	3,716	3,322	1,304	4,367	1,465	–	15,480
1.85%	176,571	32,118	10,545	6,685	23,714	13,737	113	35,689
1.90%	210,405	29,358	17,850	7,021	25,728	24,563	3	49,615
1.95%	13,057	2,605	644	107	1,650	608	–	4,215
2.00%	203,353	28,769	16,585	6,558	24,869	18,046	2,926	42,460
2.05%	18,097	2,814	1,521	1,054	1,446	2,325	–	2,452
2.10%	96,459	16,952	7,619	1,546	12,267	7,419	365	14,397
2.15%	32,287	4,257	4,082	4,347	3,660	1,978	–	6,283
2.20%	838	168	111	61	144	180	–	–
2.25%	82,477	16,866	8,080	4,631	8,185	2,706	116	15,214
2.30%	1,973	506	290	–	–	296	–	590
2.35%	28,799	4,647	2,650	642	3,434	3,270	–	5,570
2.40%	8,736	801	775	–	1,143	1,302	–	2,706
2.45%	18,928	1,361	1,948	612	3,133	355	168	5,147
2.50%	22,798	815	1,512	441	1,069	220	–	8,782
2.60%	37,353	4,207	1,843	–	2,480	8	41	7,736
2.70%	14	4	–	3	–	–	–	4
2.75%	6,877	856	339	624	290	405	–	1,958
3.10%	1,826	595	264	171	182	–	–	183

Totals	$2,880,880	374,910	196,451	130,603	278,651	185,016	13,216	517,622

	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
1.25%	$21,962	11,061	12,023	21,919	5,599	515	8,964	3,094
1.30%	1,997	7,239	1,468	2,595	1,314	83	1,434	517
1.35%	4,937	2,746	4,973	1,759	1,905	–	1,024	2,205
1.40%	16,346	6,732	9,455	7,841	6,126	935	5,977	3,530
1.50%	28,730	14,426	12,099	10,351	5,927	658	4,332	3,125
1.55%	6,579	946	2,967	1,471	536	26	236	2,927
1.60%	617	210	–	50	186	–	–	–
1.65%	9,973	5,057	8,969	2,653	4,381	714	3,391	2,584
1.70%	–	–	–	606	–	–	–	–
1.75%	12,580	4,628	4,164	9,937	4,492	737	2,223	2,182
1.80%	–	–	–	346	–	–	–	–
1.85%	1,147	1,681	763	4,634	328	3,936	2,933	2,673
1.90%	3,181	1,589	1,516	3,765	993	831	29	2,156
1.95%	–	–	–	26	–	813	1	100
2.00%	4,706	2,529	2,588	4,693	1,210	1,339	1,196	1,944
2.05%	152	408	94	1,430	97	–	151	–
2.10%	3,151	1,589	2,529	674	2,284	2,131	199	584
2.15%	–	301	258	545	–	9	386	9
2.20%	–	–	–	23	–	–	–	–
2.25%	115	336	1,573	1,168	978	191	2,045	38
2.30%	–	–	–	–	–	–	–	–
2.35%	14	253	243	352	503	178	244	227
2.40%	–	–	–	513	–	–	140	–
2.45%	–	–	–	–	480	72	8	186
2.50%	57	–	29	328	–	–	–	–
2.60%	2,348	3,145	356	1,893	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.75%	–	–	–	145	–	–	–	–
3.10%	–	–	–	343	–	–	–	–

Totals	$118,592	64,876	66,067	80,060	37,339	13,168	34,913	28,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
1.25%	$6,412	25,026	19,446	18,298	34,895
1.30%	2,442	5,417	5,678	1,469	4,883
1.35%	790	5,933	3,779	3,576	9,556
1.40%	8,498	24,672	12,253	12,039	29,650
1.50%	13,155	31,444	21,241	16,064	40,677
1.55%	4,253	4,132	1,689	4,132	6,923
1.60%	273	42	67	54	168
1.65%	3,798	14,127	9,467	11,112	20,098
1.70%	–	–	–	–	–
1.75%	3,852	11,482	7,854	6,553	51,116
1.80%	–	275	323	50	6,544
1.85%	741	2,786	1,874	1,409	29,065
1.90%	821	2,422	1,700	1,189	36,075
1.95%	–	–	–	–	2,288
2.00%	6,545	2,796	3,361	1,669	28,564
2.05%	–	–	515	152	3,486
2.10%	313	3,931	3,844	2,880	11,785
2.15%	–	86	619	505	4,962
2.20%	–	–	–	–	151
2.25%	433	5,645	1,087	2,107	10,963
2.30%	–	–	–	–	291
2.35%	–	1,190	263	1,205	3,914
2.40%	–	–	–	–	1,356
2.45%	–	2,314	1,780	46	1,318
2.50%	–	60	–	–	9,485
2.60%	39	4,525	5,076	1,122	2,534
2.70%	–	3	–	–	–
2.75%	–	–	–	–	2,260
3.10%	–	–	–	–	88

Totals	$52,365	148,308	101,916	85,631	353,095

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $511,547 and $183,093, respectively, and total transfers from the Account to the fixed account were $824,327 and $481,653, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contra ct owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $201,361 and $359,600 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $54,778 and $50,232 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,039 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2005 and for the period October 24, 2002 (commencement of operations) through December 31, 2002. Beginning in 2004 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The u nit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	1.25% to 3.10%	2,697,593	$13.37 to 12.91	$36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53%	(a) (b)
2003	1.50%	47,341	11.01	521,371	1.94%	9.80%
2002	1.50%	6,616	10.03	66,358	3.14%	0.29%	(a) (b)

W & R Target Funds, Inc. – Balanced Portfolio
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61%	(a) (b)
2003	1.50%	30,976	11.79	365,215	1.16%	17.31%
2002	1.50%	4,306	10.05	43,279	3.72%	0.51%	(a) (b)

W & R Target Funds, Inc. – Bond Portfolio
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15%	(a) (b)
2003	1.50%	23,626	10.41	245,885	6.73%	2.62%
2002	1.50%	8,694	10.14	88,170	8.21%	1.41%	(a) (b)

W & R Target Funds, Inc. – Core Equity Portfolio
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09%	(a) (b)
2003	1.50%	40,779	11.63	474,336	1.14%	15.51%
2002	1.50%	10,426	10.07	104,991	1.17%	0.70%	(a) (b)

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)

W & R Target Funds, Inc. – Growth Portfolio
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
2003	1.50%	54,968	11.97	657,969	0.00%	21.21%
2002	1.50%	6,924	9.88	68,376	0.03%	-1.25%	(a) (b)

W & R Target Funds, Inc. – High Income Portfolio
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)
2003	1.50%	18,880	12.08	228,081	12.27%	17.94%
2002	1.50%	3,312	10.24	33,924	15.99%	2.43%	(a) (b)

W & R Target Funds, Inc. – International Growth Portfolio
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
2003	1.50%	4,648	11.98	55,690	2.57%	23.02%
2002	1.50%	494	9.74	4,811	0.96%	-2.61%	(a) (b)

W & R Target Funds, Inc. – International Value Portfolio
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)
2003	1.50%	10,488	10.31	108,111	3.98%	1.61%
2002	1.50%	4,095	10.14	41,543	4.68%	1.45%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	1.25% to 2.45%	283,783	$12.38 to 12.11	$3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
2003	1.50%	170	9.88	1,680	0.36%	-0.99%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
2003	1.50%	11,420	12.84	146,648	0.00%	28.50%

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)
2003	1.50%	14,658	13.88	203,401	0.00%	33.73%
2002	1.50%	236	10.38	2,449	0.00%	3.76%	(a) (b)

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)

W & R Target Funds, Inc. – Value Portfolio
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
2003	1.50%	19,279	12.61	243,059	0.93%	23.24%
2002	1.50%	2,174	10.23	22,241	1.57%	2.30%	(a) (b)

2005 Contract owners’ equity				$245,902,427

2004 Contract owners’ equity				$113,338,638

2003 Contract owners’ equity				$3,251,446

2002 Contract owners’ equity				$476,142

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

Nationwide Variable Account-12:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2005.

Statements of Operations for the year ended

December 31, 2005.

Statements of Changes in Contract Owners'

Equity for the years ended December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of

December 31, 2005 and 2004.

Consolidated Statements of Income for the

years ended December 31, 2005, 2004 and

2003.

Consolidated Statements of Shareholder's

Equity for the years ended December 31,

2005, 2004 and 2003.

Consolidated Statements of Cash Flows for

the years ended December 31, 2005, 2004

and 2003.

Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 333-88612) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter - Filed previously with Registration Statement (SEC File No. 333-88612) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Registration Statement (SEC File No. 333-108894) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-108894) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 333-88612) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with Registration Statement (SEC File No. 333-108894) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas		The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas		The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa		The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware		The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware		The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware		The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales		The company is engaged in investment holding.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California		The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas		The company is currently inactive.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg		The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa		The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales		The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio		The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales		The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware		The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware		The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware		The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware		The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware		The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales		The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Page 1

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
F & B, INC.
Common Stock: 1 Share
Farmland Mutual–100%
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital: Casualty–Ptd.
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
NCC OF AMERICA, LTD. (INACTIVE)
NC–100%
NATIONWIDE MANAGEMENT SYSTEMS, INC.
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
NEWHOUSE CAPITAL PARTNERS, LLC
Casualty–70%
GGV–19%
Fire–10%
NATIONWIDE LLOYDS
A TEXAS LLOYDS
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty–100%
(See Page 2)
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
(See Page 2)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
(See Page 2)
RP&C INTERNATIONAL, INC.
Common Stock: 1,080 Shares
Casualty–21.3%
NATIONWIDE CAPITAL MORTGAGE, LLC
Mutual–5%
NW Indemnity–95%
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100%
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE ARENA LLC
Casualty–90%
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100%
DISCOVER INSURANCE AGENCY, LLC
Single Member Limited Liability Company
Casualty–100%
DISCOVER INSURANCE AGENCY OF TEXAS, LLC
Single Member Limited Liability Company
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 3)
ALLNATIONS, INC.
Common Stock: 17,806 Shares
Casualty–14.51%
Fire–14.51%
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
Casualty–100%
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE MUTUAL CAPITAL 1, LLC
Class A Units
Mutual Cap–99.85%
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
September 30, 2006

(Casualty, Fire and Farmland direct subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,000 Shares
AGI–100%
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 10,000 Shares
AGI–100%
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AGI – 70.09%
AMCO – 17.21%
Allied P&C – 8.47%
Depositors – 4.23%
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
AID FINANCE SERVICES, INC. (AID FINANCE)
Common Stock: 10,000 Shares
AGI–100%
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
Aid Finance–100%
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI–100%
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
ALLIED TEXAS AGENCY, INC.
AMCO–100%
CALFARM INSURANCE AGENCY
Common Stock: 1,000 Shares
AMCO–100%
CAL-AG INSURANCE SERVICES, INC.
Common Stock: 100 Shares
CalFarm Insurance Agency–100%
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100%
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 5,642,395 Shares
SIC–66.38%
DVM INSURANCE AGENCY, INC.
VPI–100%
V.P.I. SERVICES INC.
VPI–100%
TITAN HOLDINGS SERVICE CORPORATION (TITAN HOLDINGS)
Common Stock: 100,00 Shares
THI-100%
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan-100%
TITAN AUTO AGENCY, INC. (MI)
Common Stock: 1,000 Shares
Titan Insurance-100%
VICTORIA FINANCIAL CORP. (VICTORIA)
Common Stock: 1,000 Shares
THI-100%
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
Victoria-100%
VICTORIA INSURANCE AGENCY, INC.
Common Stock: 497 Shares Class B 3 Shares Class A
Victoria-100% of Class A & Class B
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TITAN NATIONAL AUTO CALL CENTER, INC.
Common Stock: 100 Shares
Titan Services-100%
QUICK SURE AUTO AGENCY, INC.
Common Stock: 1,050 Shares
Titan Services-100%
Subsidiary Companies – Solid Line
Contractual Association – Double Line
Limited Liability Company – Dotted Line
September 30, 2006

(Casualty-only direct subsidiary groups)
(Allied, Scottsdale, THI)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
NATIONWIDE SECURITIES, INC.
Common Stock: 7,676 Shares
NW Corp–100%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Class A Class B
General Public–100%
NW Corp–100%
(See Page 4)
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp–100%
(See Page 5)
FINANCIAL SETTLEMENT SERVICES AGENCY, INC.
Common Stock: 1,500 Shares
NW Corp–100%
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NW Corp–100%
PANEUROLIFE (PEL)
Common Stock: 1,300,000 Shares
LUX SA – 99.99%
NGH – .01%
NGH LUXEMBOURG S. à. r. L (LUX SA)
Common Stock: 225,739 Shares
NGH– 60.34%
NETHER – 39.66%
NGH UK, LTD.
NGH – 100%
NGH NETHERLANDS B.V. (NETHER)
NW Corp – 99.84%
NGH – .16%
GVH PARTICIPACOES e EMPREENDIMENTOS LTDA. (GVH)
NGH – 100%
VIDA SEGURADORA SA
Common Stock: 1,121,362,977 Shares
GVH – 99.45%
NATIONWIDE SERVICES SP. Z O.O.
Common Stock: 24,906 Shares
NGH – 100%
NATIONWIDE GLOBAL FINANCE, LLC
Single Member Limited Liability Company
NGH – 100%
EUROPEWIDE LIFE S.A. (EWL)
LUX SA – 100%
NATIONWIDE FINANCIAL SP. Z O.O.
Common Stock: 25,700 Shares
NGH – 100%
NATIONWIDE GLOBAL SERVICES EIG
PEL – 50%
NGH – 50%
SIAM AR-NA-KHET COMPANY LTD. (SIAM)
NGH – 48.99%
NATIONWIDE BETTER HEALTH, INC. (NHB)
NW Corp–100%
FUTUREHEALTH HOLDING COMPANY (FHC)
NBH–100%
FUTUREHEALTH CORPORATION
FHC–100%
FUTUREHEALTH TECHNOLOGIES CORPORATION
FHC–100%
MEDPROSOLUTIONS, INC.
Gates–100%
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
GATESMCDONALD DTC, LLC
Gates–100%
GATESMCDONALD DTAO, LLC
Gates–100%
GATESMCDONALD NTNHP, LLC
Gates–100%

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

September 30, 2006

(Nationwide Corp. subsidiaries)

Page 3

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public-100%
Class B NW Corp-100%
TBG INSURANCE SERVICES CORP.
NFS-69%
TBG AVIATION, LLC
TBG-12.5%
TBG DANCO INSURANCE SERVICES CORPORATION
TBG-100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
TBG-100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION OF HAWAII
TBG-100%
MULLIN TBG INSURANCE AGENCY SERVICES, LLC
TBG-50%
TGB ADVISORY SERVICESCORPORATION
TBG-100%
TEAMSTAFF, INC.
Common Stock: 15,710,000 Shares
NW Life-14%
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Common Stock: 66,000 Shares
NW Life-100%
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NW Life-100%
NATIONWIDE PROPERTIES, LTD.
Units:
NW Life-97.6%
Casualty-2.4%
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
TEXAS HOUSING FUND, LLC
NW Life-6.58%
NW Indemnity-8.68%
LIFE REO HOLDINGS LLC (REO)
NW LIFE-100%
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
NFS DISTRIBUTORS, INC. (NFSDI)
NFS-100%
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA - 100%
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NLICA - 100%
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
NLICA - 100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF ALABAMA, INC.
Common Stock: 10,000 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF OHIO, INC
NFIDAI-100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS INSURANCE AGENCY, INC. OF MASS.
Common Stock: 100 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF TEXAS,
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. OF NEW MEXICO
Common Stock: 100 Shares
NFIDAI-100%
THE 401(k) COMPANIES, INC. (401(k))
NFSDI-100%
401(k) INVESTMENT SERVICES, INC.
Common Stock: 1,000,000 Shares
401(k)-100%
401(k) INVESTMENT ADVISORS, INC.
Common Stock: 1,000 Shares
401(k)-100%
THE 401(k) COMPANY
Common Stock:
401(k)-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
1717 INSURANCE AGENCY OF TEXAS, INC.
1717 CAPITAL MANAGEMENT COMPANY
NPHC - 100%
1717 ADVISORY SERVICES, INC.
RCMD - 100%
RCMD FINANCIAL SERVICES, INC. (RCMD)
NPHC - 100%
1717 BROKERAGE SERVICES, INC. (BSI)
RCMD - 100%
PROVESTCO, INC.
NPHC - 100%
1717 INSURANCE AGENCY OF MASSACHUSETTS, INC.
BSI - 100%
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
September 30, 2006

(NFS subsidiaries)

Page 4

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp.–100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS, LTD. (NAMHL)
GGAMT–100%
GARTMORE GLOBAL INVESTMENTS, INC. (GGI)
Common Stock: 958,750 Shares
NAMHL–100%
Preferred Stock: 500,000 Shares
NAMHL–100%
AUDENSTAR LIMITED (AL)
NAMHL – 100%
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NAMHL – 79%
AL – 21%
GARTMORE RIVERVIEW II, LLC (River II)
RIG – 100%
GARTMORE RIVERVIEW, LLC (River)
River II – 70%
GARTMORE RIVERVIEW POLYPHONY,LLC
River – .02%
Casualty – 89.07%
Fire – 10.91%
GARTMORE MUTUAL FUND CAPITAL TRUST
DELAWARE BUSINESS TRUST
GARTMORE S.A. CAPITAL TRUST (GSA)
DELAWARE BUSINESS TRUST
GARTMORE GLOBAL ASSET MANAGEMENT, INC. (GGAMI)
GSA–100%
GGI MGT LLC (GGIMGT)
GGAMI - 100%
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
GGIMGT - 10% (common units)
GGV - 75% (preferred units)
GARTMORE SEPARATE ACCOUNTS, LLC
GSA–60%
GARTMORE EMERGING MANAGERS, LLC (GEM)
GSA–100%
NORTHPOINTE CAPITAL LLC
GEM–65%
GARTMORE INVESTORS SERVICES, INC.
Common Stock: 5 Shares
GGAMI–100%
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
GARTMORE DISTRIBUTION SERVICES, INC.
Common Stock: 10,000 Shares
GGAMI–100%
GARTMORE MORLEY FINANCIAL SERVICES, INC. (MORLEY)
Common Stock: 82,343 Shares
GGAMI–100%
GARTMORE GLOBAL VENTURES, INC. (GGV)
GGAMI–100%
CORVIANT CORPORATION (CC)
Common Stock: 450,000 Shares
Series A Preferred: 250,000 Shares
GGAMI–100%
GARTMORE MORLEY CAPITAL MANAGEMENT, INC
Common Stock: 500 Shares
Morley–100%
GARTMORE TRUST COMPANY
Common Stock: 2,000 Shares
Morley–100%
GARTMORE MORLEY & ASSOCIATES, INC.
Common Stock: 8,500 Shares
Morley–100%

Subsidiary Companies – Solid Line
Contractual Association – Double Line
Limited Liability Company – Dotted Line

September 30, 2006

(Gartmore subsidiaries)

Page 5

Item 27. Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2006, was 1,525 and 1,707 respectively.

Item 28. Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VLI Separate Account-5
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Fixed Income Funds, Inc.
Waddell & Reed Government Securities Fund
Waddell & Reed Limited Term Bond Fund
Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Select Funds, Inc.
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

Waddell & Reed InvestEd Portfolios, Inc.
W&R Target Funds, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b) Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director, President and Chief Marketing Officer
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Chief Regulatory Officer
Mark A. Schieber	Vice President, Principal Accounting Officer, and Principal Financial Officer
Wendy J. Hills	Secretary
Brent K. Bloss	Vice President and Treasurer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-12, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of December, 2006.

NATIONWIDE VARIABLE ACCOUNT-12
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of December, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICAHEL STOBART
W. Michael Stobart
Attorney-in-Fact